UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2014

Date of reporting period: February 28, 2014

Item 1. Reports to Stockholders.

as of February 28, 2014

SEMI-ANNUAL REPORT

SEI Tax Exempt Trust

† Tax Free Fund

† Institutional Tax Free Fund

† Intermediate-Term Municipal Fund

† Short Duration Municipal Fund

† California Municipal Bond Fund

† Massachusetts Municipal Bond Fund

† New Jersey Municipal Bond Fund

† New York Municipal Bond Fund

† Pennsylvania Municipal Bond Fund

† Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS —100.2%

Alabama — 0.1%
Auburn University, RB
4.000%, 06/01/14	$1,365	$1,378

Alaska — 0.1%
Alaska State, GO
1.750%, 03/25/14	1,050	1,051

Arkansas — 0.3%
Pulaski County, Health Facilities Board, Catholic Health Project, Ser B, RB
0.140%, 03/03/14 (A)	2,700	2,700

California — 4.0%
California State, Communities Development Authority, RB
0.200%, 04/08/14	1,400	1,400
0.190%, 03/12/14	1,200	1,200
California State, Communities Development Authority, Regional Government, RB
0.200%, 06/05/14	1,400	1,400
0.190%, 08/07/14	6,400	6,400
California State, Ser A1, RAN
2.000%, 05/28/14	2,400	2,411
California State, Ser A2, RAN
2.000%, 06/23/14	6,560	6,596
Eclipse Funding Trust, RB
0.030%, 03/06/14 (A)(B)	8,260	8,260
Irvine Ranch, Water District, Ser A1, SAB
0.040%, 03/06/14 (A)	4,100	4,100
Livermore, COP
0.030%, 03/04/14 (A)(B)	8,500	8,500

		40,267

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 1.7%
Colorado State, Health Facilities Authority, Ser B-6, RB
0.150%, 03/05/14 (A)	$2,800	$2,800
Colorado State, Housing & Finance Authority, RB
0.040%, 03/05/14 (A)	15,000	15,000

		17,800

Connecticut — 2.2%
Clinton, GO
1.000%, 02/10/15	2,620	2,641
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.030%, 03/06/14 (A)	7,900	7,900
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.030%, 03/06/14 (A)(B)	5,120	5,120
Enfield, BAN
1.000%, 08/12/14	1,600	1,605
Manchester, BAN, GO
1.500%, 07/03/14	1,430	1,436
Stonington, BAN
1.000%, 08/22/14	2,730	2,740
West Hartford, Ser A, GO
5.000%, 01/15/15	1,340	1,397

		22,839

District of Columbia — 0.4%
District of Columbia, Ser A, RB
0.070%, 03/04/14 (A)	3,900	3,900

Florida — 7.6%
Broward County, School Board, Ser C, COP, AGM Pre-Refunded @ 100
5.250%, 07/01/14 (C)	1,410	1,432
Eclipse Funding Trust, Ser 2007-
0036, COP, AGM
0.030%, 03/06/14 (A)(B)	2,400	2,400
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.070%, 03/06/14 (A)(B)	1,825	1,825
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.040%, 03/05/14 (A)(B)	10,250	10,250
Kissimmee, Utility Authority, Regional Government, RB
0.120%, 03/06/14	7,000	7,000
0.100%, 04/02/14	14,000	14,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.040%, 03/04/14 (A)(B)	$3,000	$3,000
Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.020%, 03/06/14 (A)(B)	15,100	15,100
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.040%, 03/06/14 (A)(B)	1,900	1,900
RBC Municipal Products Trust, Ser E43, GO
0.030%, 03/06/14 (A)(B)	18,050	18,050
RBC Municipal Products Trust, Ser E50, GO
0.030%, 03/03/14 (A)(B)	2,000	2,000

		76,957

Georgia — 1.1%
Macon, Water Authority, Ser A, RB
0.040%, 03/06/14 (A)	10,805	10,805

Illinois — 7.1%
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.140%, 03/05/14 (A)(B)	700	700
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.050%, 03/05/14 (A)(B)	700	700
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.040%, 03/05/14 (A)(B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.020%, 03/06/14 (A)	19,945	19,945
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB (A) (B)
0.040%, 03/06/14	4,800	4,800
0.040%, 03/05/14	3,400	3,400
Illinois State, Toll Highway Authority, RB, AGM
0.050%, 03/06/14 (A)	20,500	20,500
Illinois State, Unemployment Compensation Trust Fund, Ser A, RB
5.000%, 06/15/14	2,400	2,433
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4048, RB
0.180%, 03/01/14 (A)(B)	7,270	7,270

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.070%, 03/05/14 (A)	$7,000	$7,000

		72,848

Indiana — 3.9%
Indiana State, Bond Bank, Revenue Funding Program, RB Ser A, RAN
1.250%, 01/06/15	3,695	3,726
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.140%, 03/06/14 (A)(B)	3,500	3,500
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.030%, 03/05/14 (A)	5,600	5,600
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.030%, 03/06/14 (A)(B)	1,750	1,750
Indiana State, Development Finance Authority, Goodwill Industries Center Project, RB
0.100%, 03/06/14 (A)(B)	155	155
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.060%, 03/06/14 (A)(B)	1,885	1,885
Indiana State, Finance Authority, Community Health Network Project, Ser A, RB
0.030%, 03/03/14 (A)(B)	6,300	6,300
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.030%, 03/06/14 (A)(B)	4,000	4,000
Indiana State, Finance Authority, Parkview Health System Project, RB
0.030%, 03/06/14	6,740	6,740
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.040%, 03/06/14 (A)(B)	6,600	6,600

		40,256

Kansas — 1.4%
Kansas State, Development Finance Authority, RB
0.050%, 03/06/14 (A)	5,420	5,420

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wyandotte County, Kansas City Unified Government, Ser I, GO
0.180%, 03/01/15	$9,100	$9,101

		14,521

Kentucky — 4.3%
BB&T Municipal Trust, Ser 2008, RB
0.030%, 03/06/14 (A)	9,995	9,995
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.040%, 03/05/14 (A)(B)	5,500	5,500
Kenton County, School District Finance Authority, RB, NATL Pre-Refunded @ 100
5.000%, 06/01/14 (C)	7,285	7,371
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.050%, 03/06/14 (A)(B)	7,000	7,000
Kentucky State, Economic Development Finance Authority, Catholic Health Project, Ser A, RB
3.750%, 05/01/14	1,000	1,006
Kentucky State, Rural Water Finance Authority, Ser D-1, RB
1.000%, 09/01/14	2,240	2,248
Seneca Gardens, Educational Facilities Authority, Louisville Presbyterian Project, RB
0.060%, 03/06/14 (A)(B)	3,540	3,540
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.040%, 03/07/14 (A)(B)	7,000	7,000

		43,660

Louisiana — 1.0%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.030%, 03/05/14 (A)(B)	9,700	9,700

Maryland — 0.5%
Maryland State, Local Facilities Authority, Ser B, GO
5.250%, 08/15/14	1,900	1,945
Montgomery County, Trinity Health Credit Group Project, RB
0.100%, 03/01/14 (A)	3,000	3,000

		4,945

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 3.2%
Bellingham, BAN
1.000%, 06/26/14	$1,000	$1,002
Marlborough, BAN
1.000%, 06/20/14	2,368	2,374
Massachusetts State, Department of Transportation, Contract Assistance Project, RB
0.020%, 03/05/14 (A)	24,500	24,500
Massachusetts State, Industrial Finance Agency, Nova Realty Trust Project, RB
0.030%, 03/03/14 (A)(B)	1,200	1,200
Norton, GO
1.000%, 05/21/14	1,000	1,002
RBC Municipal Products Trust, Ser E38, RB
0.040%, 03/07/14 (A)(B)	2,300	2,300

		32,378

Michigan — 4.6%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.040%, 03/01/14 (A)	17,635	17,635
Michigan State, Finance Authority, Trinity Healthcare Group Project, RB
0.100%, 03/03/14 (A)	1,460	1,460
Michigan State, Hospital Finance Authority, Hollan Community Hospital Project, Ser B, RB
0.030%, 03/06/14 (A)(B)	5,760	5,760
Parchment, School District, Ser 2836, GO, AGM
0.110%, 03/01/14 (A)	1,835	1,835
St. Joseph, Hospital Finance Authority, Lakeland Hospital Project, RB, AGM
0.080%, 03/06/14 (A)	20,000	20,000

		46,690

Minnesota — 1.8%
East Grand Forks, Independent School District No. 595, TRAN
1.250%, 08/28/14	1,800	1,808
Le Sueur-Henderson, Independent School District No. 2397, TRAN
2.000%, 09/18/14	900	907
Minneapolis, Special School District No. 1, Ser D, COP
5.000%, 02/01/15	1,000	1,044

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Various Purpose, Ser A, GO
5.000%, 08/01/14	$3,900	$3,980
Minnesota State, Various Purpose, Ser D, GO
5.000%, 08/01/14	3,145	3,210
5.000%, 10/01/14	3,800	3,908
St. Louis County, Independent School District No. 2142, GO
1.000%, 09/30/14	3,750	3,765

		18,622

Mississippi — 0.3%
Mississippi State, Business Finance, Gulf Opportunity Zone Revenue, Tindall Corp. Project, RB
0.040%, 03/04/14 (A)(B)	3,360	3,360

Missouri — 0.5%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.050%, 03/06/14 (A)(B)	900	900
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.040%, 03/06/14 (A)(B)	1,200	1,200
St. Louis, Industrial Development Authority, Kingsburg Place Apartments Project, RB
0.070%, 03/06/14 (A)(B)	3,125	3,125

		5,225

Nebraska — 2.2%
Central Plains, Energy Project No. 2, RB
0.030%, 03/06/14 (A)	7,005	7,005
Madison County, Hospital Authority No. 1, Faith Regional Health Services Project, Ser B, RB
0.040%, 03/06/14 (A)(B)	6,000	6,000
Omaha, Public Power District, RB
0.130%, 03/05/14	7,000	7,000
0.080%, 03/18/14	2,000	2,000

		22,005

Nevada — 0.3%
Reno, Sales Tax Revenue Authority, Senior Lien, RB
0.030%, 03/01/14 (A)(B)	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 4.5%
New Hampshire State, Health & Education Facilities Authority, Exeter Hospital Project, RB
0.030%, 03/06/14 (A)(B)	$2,180	$2,180
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.030%, 03/01/14 (A)	19,900	19,900
New Hampshire State, Health & Education Facilities Authority, Southern New Hampshire University Project, RB
0.030%, 03/06/14 (A)(B)	18,600	18,600
New Hampshire State, Health & Education Facilities Authority, University Systems Project, Ser B-1, RB
0.030%, 03/01/14 (A)	5,200	5,200

		45,880

New Jersey — 1.2%
Monmouth County, Improvement Authority, RB
2.000%, 12/04/14	1,100	1,115
Readington Township, BAN
1.000%, 01/29/15	4,025	4,053
Sparta Township, GO
1.000%, 10/31/14	3,963	3,983
Sussex County, BAN
1.000%, 06/27/14	3,250	3,258

		12,409

New York — 12.2%
Brewster, Central School District, School Improvement Project, BAN
1.000%, 01/30/15	4,265	4,298
Cheektowaga, BAN
0.500%, 07/17/14	2,700	2,703
Corning, City School District, GO
1.000%, 06/26/14	8,900	8,925
Dutchess County, Industrial Development Agency, Marist College Civic Facility Project, Ser A, RB
0.040%, 03/07/14 (A)(B)	9,085	9,085
East Hampton, Union Free School District, TRAN
1.000%, 06/26/14	1,030	1,033
Forest City, New Rochelle Revenue Bond Certificate Trust, RB
0.070%, 03/06/14 (A)(B)	11,215	11,215

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nassau County, Interim Finance Authority, Ser D1, RB
0.030%, 03/05/14 (A)	$10,675	$10,675
New York City, Housing Development Authority, RB
0.200%, 06/19/14	1,000	1,000
New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.040%, 03/06/14 (A)(B)	4,100	4,100
New York City, Sub-Ser I, GO
0.020%, 03/05/14 (A)(B)	10,000	10,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.030%, 03/06/14 (A)(B)	2,965	2,965
New York City, Water & Sewer System Authority, RB
0.030%, 03/01/14 (A)	9,700	9,700
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.040%, 03/06/14 (A)(B)	1,775	1,775
New York State, Energy Research & Development Authority, Sub-Ser A2, RB
0.040%, 03/05/14 (A)(B)	13,100	13,100
New York State, Housing Finance Agency, RB, FNMA
0.040%, 03/05/14 (A)	5,000	5,000
New York State, Liberty Development Authority, World Trade Center Project, RB
0.230%, 03/01/14 (A)	13,500	13,500
Niagara Area, Development Authority, Niagara University Project, RB
0.040%, 03/05/14 (A)(B)	2,000	2,000
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.100%, 03/05/14 (A)(B)	2,200	2,200
Tonawanda, Various Purpose, TRAN
1.000%, 09/04/14	1,900	1,907
Ulster County, Ser B, BAN
1.000%, 11/26/14	4,223	4,246
Victor, Central School District, BAN
1.000%, 09/26/14	2,400	2,410
West Seneca, BAN
1.000%, 08/01/14	2,500	2,508

		124,345

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 5.3%
Charlotte, Water & Sewer System Revenue, Ser B, RB
0.030%, 03/06/14 (A)	$23,400	$23,400
North Carolina State, Capital Facilities Industry, Regional Government, GO
0.070%, 03/12/14	2,400	2,400
North Carolina State, Educational Facilities Finance Agency, RB
0.030%, 03/01/14 (A)(B)	2,180	2,180
0.030%, 03/05/14 (A)(B)	7,720	7,720
North Carolina State, Medical Care Commission, Novant Health Group Project, Ser A, RB
0.070%, 03/05/14 (A)	16,000	16,000
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.030%, 03/06/14 (A)(B)	2,680	2,680

		54,380

Ohio — 2.3%
Columbus, Ser C, GO
5.000%, 07/15/14	1,270	1,293
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.040%, 03/06/14 (A)(B)	8,100	8,100
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.030%, 03/07/14 (A)(B)	6,905	6,905
Lucas County, Various Purpose Improvement Projects, TRAN
1.000%, 07/16/14	1,300	1,303
Ohio State University, Industry Educational Services, GO
0.070%, 03/12/14	3,900	3,900
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.030%, 03/06/14 (A)(B)	2,000	2,000

		23,501

Oklahoma — 0.6%
Tulsa, Industrial Authority, Justin Industries Project, RB
0.080%, 03/06/14 (A)(B)	6,335	6,335

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oregon — 1.2%
Oregon Coast, Community College District, GO, NATL Pre-Refunded @ 100
5.000%, 06/15/14 (C)	$1,000	$1,014
Oregon State, Oregon State University System Project, Ser N, GO
2.000%, 08/01/14	695	700
Oregon State, Veterans Welfare Project, GO
0.030%, 03/05/14 (A)	10,965	10,965

		12,679

Pennsylvania — 4.6%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.030%, 03/06/14 (A)(B)	17,320	17,320
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.060%, 03/06/14 (A)(B)	2,095	2,095
Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.120%, 03/06/14 (A)(B)	300	300
Bucks County, Hospital Authority, St. Mary Catholic Health Project, Ser B, RB
0.030%, 03/06/14 (A)	20,900	20,900
Delaware County, Industrial Development Authority, Melmark Inc. Project, RB
0.030%, 03/03/14 (A)(B)	2,330	2,330
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.050%, 03/06/14 (A)(B)	1,300	1,300
University of Pittsburgh, RAN
2.000%, 07/11/14	3,050	3,070

		47,315

Rhode Island — 0.2%
Rhode Island State, Health & Educational Building Authority, Brown University Project, Ser A, RB
4.000%, 09/01/14	1,680	1,713

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 2.2%
Chester County, School District, Ser B, GO
1.250%, 03/01/15	$1,275	$1,288
Florence, School District 1, GO
3.000%, 03/01/14	1,000	1,000
Georgetown County, School District, Ser B, GO
5.000%, 03/01/14	1,200	1,200
Greenville County, School District, TRAN
1.000%, 06/02/14	6,850	6,865
Horry County, School District, GO
5.000%, 03/01/14	1,200	1,200
Piedmont, Municipal Power Agency, Ser C, RB
0.030%, 03/06/14 (A)(B)	4,700	4,700
South Carolina State, Jobs-Economic Development Authority, Goodwill Industries Upper South Carolina Project, RB
0.030%, 03/03/14 (A)(B)	4,040	4,040
South Carolina State, RB
5.000%, 03/01/14	1,750	1,750

		22,043

South Dakota — 0.7%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.030%, 03/06/14 (A)	6,650	6,650

Tennessee — 2.9%
Shelby County, GO
0.030%, 03/04/14	25,000	25,000
Tennessee State, GO
0.060%, 03/05/14	4,200	4,200

		29,200

Texas — 8.9%
Deer Park, Independent School District, GO
2.000%, 02/15/15	2,480	2,523
Fort Bend, Independent School District, Ser A, GO, PSF-GTD Pre-Refunded @ 100
5.250%, 08/15/14 (C)	1,700	1,739
Fort Worth, Independent School District, School Building Project, GO
2.000%, 08/15/14	3,160	3,187

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Harris County, Cultural Education Facilities Finance Authority, Memorial Hospital Hermann Health Care Project, RB
0.030%, 03/05/14 (A)	$10,000	$10,000
Houston, Public Improvement Project, Ser E, GO, AGM
5.000%, 03/01/14	2,045	2,045
RBC Municipal Products Trust, Ser E18, RB
0.030%, 03/06/14 (A)(B)	17,000	17,000
Red River, Education Financing, Texas Christian University Project, RB
0.020%, 03/07/14 (A)	16,600	16,600
Texas A&M University, Industry Educational Services, GO
0.050%, 04/03/14	5,000	5,000
Texas State, Industry Educational Services, Ser B, GO
0.040%, 03/06/14 (A)	3,500	3,500
Texas State, TRAN
2.000%, 08/28/14	27,500	27,749
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.100%, 03/05/14 (A)(B)	1,000	1,000

		90,343

Utah — 0.9%
Lehi City, Electric Utility Revenue Authority, RB
0.090%, 03/06/14 (A)(B)	885	885
Utah State, Ser B, GO
5.000%, 07/01/14	1,000	1,016
Wells Fargo Stage Trust, Ser 144C, RB, FHLMC
0.050%, 03/07/14 (A)	7,000	7,000

		8,901

Virginia — 0.2%
Fairfax, Economic Development Authority, Public Improvement Projects, RB
5.000%, 01/15/15	2,315	2,412

Washington — 1.3%
King County, Housing Authority, Landmark Apartments Project, RB
0.030%, 03/06/14 (A)(B)	6,980	6,980

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State, Healthcare Facilities Authority, RB
0.150%, 03/06/14	$6,100	$6,100

		13,080

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.040%, 03/01/14 (A)(B)	3,500	3,500

Multi-State — 2.1%
BB&T Municipal Trust, Ser 1007, RB
0.130%, 03/06/14 (A)	755	755
BB&T Municipal Trust, Ser 1039, RB
0.130%, 03/06/14 (A)	13,425	13,425
FHLMC, Multi-Family Housing, RB
0.040%, 03/06/14 (A)	7,110	7,110

		21,290

Total Municipal Bonds (Cost $1,020,883) ($ Thousands)		1,020,883

Total Investments — 100.2% (Cost $1,020,883) ($ Thousands)		$1,020,883

Percentages are based on Net Assets of $1,018,612 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

As of February 28, 2014, all of the Fund’s investments are Level 2.

As of February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of February 28, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.2%

Arkansas — 0.3%
Pulaski County, Health Facilities Board, Ser B, RB
0.140%, 03/03/14 (A)	$3,100	$3,100

California — 5.8%
California State, Communities Development Authority, RB
0.200%, 04/08/14	2,100	2,100
0.190%, 03/12/14	1,700	1,700
California State, Communities Development Authority, Regional Government, RB
0.200%, 06/05/14	1,800	1,800
0.190%, 08/07/14	8,600	8,600
California State, Ser A1, RAN
2.000%, 05/28/14	3,200	3,214
California State, Ser A2, RAN
2.000%, 06/23/14	9,580	9,633
Irvine Ranch, Water District, Ser A1, SAB
0.040%, 03/06/14 (A)	4,000	4,000
Livermore, COP
0.030%, 03/04/14 (A)(B)	3,105	3,105
Los Angeles County, Multi-Family Mortgage Project, RB, FHLMC
0.030%, 03/03/14 (A)	2,700	2,700
San Diego County, Museum of Art Project, COP
0.090%, 03/06/14 (A)(B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.040%, 03/06/14 (A)	11,915	11,915
Sequoia, Union High School District, Ser 2160, GO, AGM
0.180%, 03/06/14 (A)	6,965	6,965

		56,932

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 1.8%
Colorado Springs, Fine Arts Center Project, RB
0.040%, 03/03/14 (A)(B)	$4,540	$4,540
Colorado State, Health Facilities Authority, Ser B6, RB
0.150%, 03/05/14 (A)	3,200	3,200
Colorado State, Housing & Finance Authority, RB
0.040%, 03/05/14 (A)	10,000	10,000

		17,740

Connecticut — 1.7%
Clinton, GO
1.000%, 02/10/15	2,680	2,701
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.030%, 03/06/14 (A)	4,200	4,200
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.030%, 03/06/14 (A)(B)	1,815	1,815
Enfield, TRAN
1.000%, 08/12/14	2,300	2,308
Manchester, GO
1.500%, 07/03/14	2,075	2,084
Stonington, BAN
1.000%, 08/22/14	3,855	3,870

		16,978

District of Columbia — 0.5%
District of Columbia, Ser A, RB
0.070%, 03/04/14 (A)	5,300	5,300

Florida — 4.1%
Broward County, School Board, Ser C, COP, AGM Pre-Refunded @ 100
5.250%, 07/01/14 (C)	2,000	2,031
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.030%, 03/06/14 (A)(B)	2,000	2,000
Eclipse Funding Trust, Ser 2007-0036, COP, AGM
0.030%, 03/06/14 (A)(B)	3,460	3,460
Kissimmee, Utility Authority, Regional Government, RB
0.120%, 03/06/14	7,830	7,830
0.100%, 04/02/14	10,750	10,750

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.040%, 03/04/14 (A)(B)	$5,575	$5,575
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.040%, 03/06/14 (A)(B)	2,975	2,975
RBC Municipal Products Trust, Ser E43, GO
0.030%, 03/06/14 (A)(B)	6,395	6,395

		41,016

Georgia — 4.4%
Houston County, School District, GO
4.000%, 09/01/14	1,185	1,207
Macon, Water Authority, Ser A, RB
0.040%, 03/06/14 (A)	2,825	2,825
Main Street Natural Gas, Ser A, RB
0.030%, 03/06/14 (A)	32,690	32,690
Paulding County, Hospital Authority, Ser B, RB
0.030%, 03/06/14 (A)(B)	6,875	6,875

		43,597

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.140%, 03/06/14 (A)(B)	1,065	1,065

Illinois — 9.5%
Illinois State, Development Finance Authority, Cradle Society Project, RB
0.140%, 03/05/14 (A)(B)	5,200	5,200
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.040%, 03/05/14 (A)(B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.020%, 03/06/14 (A)	26,761	26,761
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.040%, 03/05/14 (A)(B)	18,700	18,700
Illinois State, Toll Highway Authority, RB, AGM
0.050%, 03/06/14 (A)	27,700	27,700
Illinois State, Unemployment Compensation Trust Fund, Ser A, RB
5.000%, 06/15/14	3,600	3,649

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.070%, 03/05/14 (A)	$9,160	$9,160

		93,670

Indiana — 3.1%
Indiana State, Bond Bank, Revenue Funding Program, Ser A, RB
1.250%, 01/06/15	3,820	3,852
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.030%, 03/05/14 (A)	20,800	20,800
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.030%, 03/06/14 (A)(B)	2,395	2,395
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.060%, 03/06/14 (A)(B)	3,935	3,935

		30,982

Iowa — 0.5%
Mason City, Industrial Development Authority, Supervalu Project, RB
0.050%, 03/05/14 (A)(B)	4,900	4,900

Kansas — 1.6%
Kansas State, Development Finance Authority, RB
0.050%, 03/06/14 (A)	7,500	7,500
Wyandotte County, Kansas City Unified Government, Ser I, GO
0.180%, 03/01/15	8,500	8,501

		16,001

Kentucky — 2.8%
Daviess County, Wendell Fosters Campus Project, RB
0.060%, 03/06/14 (A)(B)	1,550	1,550
Kenton County, School District Finance Authority, RB, NATL Pre-Refunded @ 100
5.000%, 06/01/14 (C)	11,160	11,292
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.050%, 03/06/14 (A)(B)	7,000	7,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Kentucky State, Economic Development Finance Authority, Catholic Health Project, Ser A, RB
3.750%, 05/01/14	$1,320	$1,328
Kentucky State, Rural Water Finance Authority, Ser D1, RB
1.000%, 09/01/14	3,260	3,272
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.060%, 03/06/14 (A)(B)	3,450	3,450

		27,892

Louisiana — 1.0%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.030%, 03/05/14 (A)(B)	10,000	10,000

Maryland — 1.0%
Frederick County, RB
0.040%, 03/04/14 (A)(B)	2,200	2,200
Maryland State, Local Facilities Authority, Ser B, GO
5.250%, 08/15/14	2,100	2,150
Maryland State, Transportation Authority, RB, AGM Pre-Refunded @ 100
5.000%, 07/01/14 (C)	1,735	1,762
Montgomery County, RB
0.100%, 03/01/14 (A)	4,000	4,000

		10,112

Massachusetts — 0.8%
Bellingham, BAN
1.000%, 06/26/14	1,102	1,105
Marlborough, BAN
1.000%, 06/20/14	3,550	3,558
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.040%, 03/06/14 (A)(B)	1,800	1,800
Norton, Various Purposes, GO
1.000%, 05/21/14	1,200	1,202

		7,665

Michigan — 5.6%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.040%, 03/01/14 (A)	27,415	27,415

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.060%, 03/06/14 (A)(B)	$3,160	$3,160
Parchment, School District, Ser 2836, GO, AGM
0.110%, 03/01/14 (A)	3,300	3,300
St. Joseph, Hospital Finance Authority, Lakeland Hospital Project, RB, AGM
0.080%, 03/06/14 (A)	21,500	21,500

		55,375

Minnesota — 1.9%
East Grand Forks, Independent School District No. 595, TRAN
1.250%, 08/28/14	2,700	2,713
Goodhue, Independent School District No. 253, TRAN
1.000%, 09/17/14	1,300	1,304
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.050%, 03/05/14 (A)(B)	375	375
Minneapolis, Special School District No. 1, Ser D, COP
5.000%, 02/01/15	1,000	1,044
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.040%, 03/01/14 (A)(B)	5,000	5,000
Minnesota State, Various Purpose, Ser D, GO
5.000%, 08/01/14	3,300	3,368
Rocori, Independent School District No. 750, TRAN
1.250%, 09/29/14	1,355	1,362
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.190%, 03/05/14 (A)(B)	3,500	3,500

		18,666

Mississippi — 0.6%
Mississippi State, Business Finance, Gulf Opportunity Zone Revenue, Tindall Corp. Project, RB
0.040%, 03/04/14 (A)(B)	6,340	6,340

Missouri — 0.0%
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.040%, 03/06/14 (A)(B)	100	100

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 3.1%
Central Plains, Energy Project No. 2, RB
0.030%, 03/06/14 (A)	$17,360	$17,360
Norfolk, Industrial Development Authority, Supervalu Project, RB
0.050%, 03/05/14 (A)(B)	2,800	2,800
Omaha, Public Power District, RB
0.130%, 03/05/14	8,000	8,000
0.080%, 03/18/14	2,100	2,100

		30,260

Nevada — 1.1%
Reno, Sales Tax Revenue Authority, Senior Lien, RB
0.030%, 03/01/14 (A)(B)	10,800	10,800

New Hampshire — 0.4%
New Hampshire State, Health & Education Facilities Authority, Bishop Guertin High School Project, RB
0.030%, 03/06/14 (A)(B)	3,660	3,660

New Jersey — 1.6%
Monmouth County, Improvement Authority, Government Pooled Loan, RB
2.000%, 12/04/14	1,475	1,495
Readington Township, BAN
1.000%, 01/29/15	4,150	4,179
Sparta Township, GO
1.000%, 10/31/14	5,140	5,165
Sussex County, BAN
1.000%, 06/27/14	4,750	4,762

		15,601

New Mexico — 0.1%
New Mexico State, Sererance Tax, Ser B, RB
5.000%, 07/01/14	1,000	1,016

New York — 10.4%
Brewster, Central School District, School Improvement Project, BAN
1.000%, 01/30/15	4,440	4,474
Cheektowaga, BAN
0.500%, 07/17/14	3,900	3,904
Corning, City School District, GO
1.000%, 06/26/14	9,100	9,126

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Dutchess County, Industrial Development Agency, Marist College Civic Facility Project, Ser A, RB
0.040%, 03/07/14 (A)(B)	$4,700	$4,700
East Hampton, Union Free School District, TRAN
1.000%, 06/26/14	1,350	1,353
Forest City, New Rochelle Revenue Bond Certificate Trust, RB
0.070%, 03/06/14 (A)(B)	1,270	1,270
Nassau County, Interim Finance Authority, Ser D1, RB
0.030%, 03/05/14 (A)	3,325	3,325
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.030%, 03/01/14 (A)	7,000	7,000
New York City, Housing Development Authority, RB
0.200%, 06/19/14	1,050	1,050
New York City, Industrial Development Agency, Brookly United Methodist Project, RB
0.040%, 03/07/14 (A)(B)	2,615	2,615
New York City, Sub-Ser I, GO
0.020%, 03/01/14 (A)(B)	20,000	20,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.030%, 03/06/14 (A)(B)	2,300	2,300
New York State, Dormitory Authority, Wagner College Project, RB
0.030%, 03/05/14 (A)(B)	1,425	1,425
New York State, Housing Finance Agency, RB, FNMA
0.040%, 03/05/14 (A)	1,800	1,800
New York State, Liberty Development Authority, World Trade Center Project, RB
0.230%, 03/01/14 (A)	18,000	18,000
Niagara Area, Development Authority, Niagara University Project, RB
0.040%, 03/05/14 (A)(B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.040%, 03/06/14 (A)(B)	2,600	2,600
Tonawanda, Various Purpose, BAN
1.000%, 09/04/14	2,740	2,750
Ulster County, Ser B, GO
1.000%, 11/26/14	5,420	5,449

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Victor, Central School District, TRAN
1.000%, 09/26/14	$3,100	$3,114
West Seneca, TRAN
1.000%, 08/01/14	3,565	3,576

		102,536

North Carolina — 4.1%
BB&T Municipal Trust, Ser 1037, RB
0.200%, 03/06/14 (A)	110	110
North Carolina State, Capital Facilities Industry, Regional Government, GO
0.070%, 03/12/14	2,600	2,600
North Carolina State, Educational Facilities Finance Agency, RB
0.030%, 03/05/14 (A)(B)	1,000	1,000
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.030%, 03/05/14 (A)(B)	10,000	10,000
North Carolina State, Medical Care Commission, Novant Health Group Project, Ser A, RB
0.070%, 03/05/14 (A)	13,850	13,850
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.030%, 03/06/14 (A)(B)	5,000	5,000
Wake County, Public Improvement Project, Ser B, GO
0.030%, 03/07/14 (A)	4,000	4,000
Wake County, Ser B, GO
0.030%, 03/06/14 (A)	4,000	4,000

		40,560

Ohio — 1.9%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.040%, 03/06/14 (A)(B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.060%, 03/06/14 (A)(B)	2,185	2,185
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.030%, 03/07/14 (A)(B)	2,300	2,300
Lucas County, Various Purpose Improvement Projects, TRAN
1.000%, 07/16/14	1,977	1,982

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio State University, Industry Educational Services, GO
0.070%, 03/12/14	$4,000	$4,000
Ohio State, New Street Infrastructure Project, Ser 2010-1, RB
5.000%, 06/15/14	1,000	1,014
Summit County, Port Authority, Barberton YMCA Project, RB
0.040%, 03/05/14 (A)(B)	1,650	1,650

		18,896

Oregon — 1.0%
Oregon Coast, Community College District, GO, NATL Pre-Refunded @ 100
5.000%, 06/15/14 (C)	1,250	1,267
Oregon State, Oregon State University Project, Ser N, GO
2.000%, 08/01/14	1,000	1,008
Oregon State, Veterans Welfare Services Authority, GO
0.030%, 03/05/14 (A)	7,800	7,800

		10,075

Pennsylvania — 6.7%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.050%, 03/06/14 (A)(B)	800	800
BB&T Municipal Trust, Ser 2061, RB, FSA
0.050%, 03/06/14 (A)	7,800	7,800
Bucks County, Hospital Authority, St. Mary Catholic Health Project, Ser B, RB
0.030%, 03/06/14 (A)	12,500	12,500
Bucks County, Industrial Development Authority, Ser A, RB
0.030%, 03/06/14 (A)(B)	1,700	1,700
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.050%, 03/06/14 (A)(B)	1,420	1,420
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern Pennsylvania, RB
0.030%, 03/07/14 (A)(B)	1,000	1,000
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.040%, 03/06/14 (A)(B)	18,660	18,660

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I5, RB
0.050%, 03/06/14 (A)(B)	$2,800	$2,800
RBC Municipal Products Trust, Ser E16, RB
0.030%, 03/06/14 (A)(B)	9,500	9,500
RBC Municipal Products Trust, Ser E31, RB
0.030%, 03/06/14 (A)(B)	4,000	4,000
University of Pittsburgh, RB
2.000%, 07/11/14	4,550	4,580
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.040%, 03/06/14 (A)(B)	1,775	1,775

		66,535

South Carolina — 1.8%
Florence, School District One, GO
3.000%, 03/01/14	1,490	1,490
Georgetown County, School District, Ser B, GO
5.000%, 03/01/14	1,800	1,800
Greenville County, School District, TRAN
1.000%, 06/02/14	9,500	9,520
Horry County, School District, GO
5.000%, 03/01/14	1,800	1,800
South Carolina State, Jobs-Economic Development Authority, Goodwill Industries Upper South Carolina Project, RB
0.030%, 03/03/14 (A)(B)	2,810	2,810

		17,420

South Dakota — 1.0%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.030%, 03/06/14 (A)	6,450	6,450
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.050%, 03/05/14 (A)(B)	3,900	3,900

		10,350

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee — 1.9%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.030%, 03/05/14 (A)(B)	$5,190	$5,190
Shelby County, GO
0.030%, 03/04/14	9,350	9,350
Tennessee State, GO
0.060%, 03/05/14	4,300	4,300

		18,840

Texas — 9.0%
BB&T Municipal Trust, Ser 2036, RB
0.040%, 03/06/14 (A)	700	700
Eclipse Funding Trust, Ser 2006-0071, GO
0.030%, 03/06/14 (A)(B)	3,900	3,900
Fort Bend, Independent School District, Ser A, GO, PSF-GTD Pre-Refunded @ 100
5.250%, 08/15/14 (C)	2,615	2,674
Harris County, Cultural Education Facilities Finance Authority, Memorial Hospital Hermann Health Care Project, RB
0.030%, 03/05/14 (A)	10,000	10,000
Houston, Utility System Revenue Authority, RB
0.040%, 03/06/14 (A)(B)	6,800	6,800
McKinney, Independent School District, Floaters, Ser 26TP, GO
0.040%, 03/06/14 (A)	9,935	9,935
Red River, Education Financing, Texas Christian University Project, RB
0.020%, 03/07/14 (A)	14,400	14,400
Texas A&M University, Industry Educational Services, GO
0.050%, 04/03/14	4,750	4,750
Texas State, Industry Educational Services, Ser B, GO
0.040%, 03/06/14 (A)	6,000	6,000
Texas State, TRAN
2.000%, 08/28/14	28,000	28,254
Travis County, Housing Finance Authority, Travis Station Apartments Project, Ser A, RB, FNMA
0.030%, 03/05/14 (A)	2,175	2,175

		89,588

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Utah — 1.8%
Lehi City, Electric Utility Revenue Authority, RB
0.090%, 03/06/14 (A)(B)	$4,315	$4,315
Murray City, Hospital Revenue Authority, Ser B, RB
0.020%, 03/03/14 (A)	13,000	13,000

		17,315

Vermont — 0.3%
Vermont State, Educational & Health Buildings Financing Agency, Porter Nursing Home Project, Ser A, RB
0.030%, 03/06/14 (A)(B)	3,355	3,355

Washington — 3.6%
Everett, GO
0.040%, 03/06/14 (A)(B)	9,000	9,000
Everett, Public Facilities District Authority, RB
0.040%, 03/01/14 (A)(B)	16,415	16,415
King County, Housing Authority, Landmark Apartments Project, RB
0.030%, 03/06/14 (A)(B)	8,195	8,195
Washington State, Housing Finance Commission, Ser A, RB
0.060%, 03/07/14 (A)(B)	1,585	1,585

		35,195

West Virginia — 0.4%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.120%, 03/06/14 (A)(B)	795	795
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.040%, 03/06/14 (A)(B)	3,500	3,500

		4,295

Wisconsin — 0.7%
Wisconsin State, Health & Educational Facilities Authority, Franciscan Sisters Project, Ser B, RB
0.030%, 03/06/14 (A)(B)	6,090	6,090
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.040%, 03/01/14 (A)(B)	1,200	1,200

		7,290

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wyoming — 0.9%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser A, RB
0.030%, 03/05/14 (A)(B)	$3,900	$3,900
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.040%, 03/05/14 (A)(B)	4,905	4,905

		8,805

Multi-State — 1.3%
BB&T Municipal Trust, Ser 1039, RB
0.130%, 03/06/14 (A)	4,075	4,075
FHLMC, Multi-Family Housing, RB
0.040%, 03/06/14 (A)	9,225	9,225

		13,300

Total Municipal Bonds (Cost $993,123) ($ Thousands)		993,123

Total Investments — 100.2% (Cost $993,123) ($ Thousands)		$993,123

Percentages are based on Net Assets of $990,678 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

As of February 28, 2014, all of the Fund’s investments are Level 2.

As of February 28, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of February 28, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.0%

Alabama — 0.4%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/20	$720	$838
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,165
University of Alabama, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,556

		4,559

Alaska — 1.0%
Alaska State, Housing Finance Authority, Genreral Housing Project, Ser B, RB, NATL Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,270
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,943
Valdez, Marine Terminal Revenue, BP Pipeline Project, RB
5.000%, 01/01/21	1,050	1,226
Valdez, Marine Terminal Revenue, BP Pipeline Project, Ser B, RB
5.000%, 01/01/21	1,705	1,992

		12,431

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona — 2.9%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/21 @ 100
5.000%, 12/01/27	$2,500	$2,850
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,562
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB Callable 07/01/18 @ 100
5.000%, 07/01/32	1,820	1,963
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Sub-Ser A, RB
5.000%, 07/01/20	2,500	2,991
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	5,025
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,689
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (A)	3,690	4,021
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/18	2,000	2,342
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,218
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,789
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	475	480
Pima County, Sewer System Authority, RB, AGM Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,272

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Salt Verde, RB
5.250%, 12/01/24	$1,330	$1,488
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB Callable 08/01/23 @ 100
5.250%, 08/01/33	1,000	1,009

		34,699

Arkansas — 0.3%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,826
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,827

		3,653

California — 14.7%
Alameda Corridor, Transportation Authority, Senior Lien, Ser A, RB
5.000%, 10/01/20	1,725	2,048
Bay Area, Toll Authority, RB Callable 04/01/18 @ 100
5.000%, 04/01/34	1,030	1,105
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,007
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	4,044
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB Callable 12/01/17 @ 100
5.250%, 12/01/27	2,215	2,300
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,793
California State, Economic Recovery, Ser A, GO Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,084
5.000%, 07/01/20	5,000	5,963
California State, GO Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,471
California State, GO Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,894

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, GO Callable 04/01/19 @ 100
5.500%, 04/01/21	$5,000	$5,901
California State, GO Callable 10/01/14 @ 100
6.250%, 10/01/19	480	482
California State, GO
5.000%, 10/01/18	3,000	3,541
5.000%, 11/01/19	4,500	5,391
5.000%, 02/01/20	2,000	2,381
5.000%, 09/01/22	625	750
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	1,991
California State, GO Callable 09/01/22 @ 100
5.000%, 09/01/23	2,500	2,942
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	5,609
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser C, RB
5.000%, 07/01/43 (A)	2,500	2,918
California State, Public Works Board, Judicial Council Project, Ser A, RB Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,131
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	4,794
California State, Public Works Board, Various Capital Projects, Ser I, RB Callable 11/01/23 @ 100
5.000%, 11/01/24	2,500	2,926
California State, Ser A, GO
5.000%, 07/01/19	1,375	1,658
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/23	715	720
California State, Systemwide University Revenue Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	5,908

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/29	$915	$977
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,760
Golden State, Tobacco Securitization Project, Ser A1, RB Callable 06/01/17 @ 100
4.500%, 06/01/27	7,095	6,173
Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,158
5.250%, 11/01/20	1,000	1,137
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	441
5.000%, 03/01/22	625	730
5.000%, 09/01/22	570	664
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,447
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,448
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	2,500	3,024
5.000%, 07/01/21	1,650	2,006
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,898
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,371
Los Angeles, Wastewater System Revenue, Ser A, RB Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,358
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
5.000%, 06/01/20	2,675	3,231

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	$1,335	$1,463
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,056
Orange County, Transportation Authority, RB Callable 08/15/23 @ 100
5.000%, 08/15/25	1,000	1,140
Rancho Santiago, Community College District, GO Callable 09/01/23 @ 100
5.000%, 09/01/24	2,500	2,972
Roseville Westpark, Community Facilities District No. 1, SAB Callable 09/01/14 @ 102
5.200%, 09/01/26	1,000	991
Sacramento County, Airport Systems Project, Ser D, RB Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,491
Sacramento, Water Authority, RB Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,611
San Diego County, Water Authority, Ser B, RB Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,808
San Diego, Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,605
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	3,500	4,074
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,877
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,205
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,187

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 01/01/20 @ 100
5.000%, 07/01/22	$3,050	$3,541
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,419
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,583
University of California, Ser AF, RB Callable 05/15/23 @ 100
5.000%, 05/15/24	6,000	7,214
University of California, Ser AF, RB
5.000%, 05/15/20	2,785	3,352
University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,550
Upland, San Antonio Community Hospital Project, COP Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,701

		177,415

Colorado — 1.9%
Colorado State, Educational & Cultural Facilities Authority, Jewish Federation Bond, RB Callable 03/03/14 @ 100
0.030%, 02/01/35 (A)(B)	500	500
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,235
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	3,004
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB Callable 11/15/23 @ 100
5.500%, 11/15/27	10,000	11,246
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB Callable 11/15/23 @ 100
5.250%, 11/15/26	2,000	2,242

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	$2,000	$2,322

		22,549

Connecticut — 0.6%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,992
Connecticut State, Special Tax Revenue, RB Callable 01/01/23 @ 100
5.000%, 01/01/30	2,500	2,796

		6,788

Delaware — 0.4%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	2,936
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,287

		5,223

District of Columbia — 0.2%
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	2,952

Florida — 6.6%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC Callable 10/01/14 @ 100
5.000%, 10/01/16	2,080	2,133
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,803
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,494
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
6.000%, 06/01/16	5,000	5,591
5.500%, 06/01/17	2,000	2,285
5.250%, 06/01/17	2,815	3,194
5.000%, 06/01/21	5,000	5,751

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Citizens Property Insurance, Secured High Risk Account, Ser Senior A1, RB
5.000%, 06/01/19	$2,000	$2,301
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,800
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,344
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,486
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,022
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,170
Florida State, Turnpike Enterprise, Department of Transportation, Ser C, RB
5.000%, 07/01/23	7,500	8,974
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL
5.000%, 03/01/16	3,375	3,660
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,419
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,117
JEA Electric System Revenue, Sub-Ser A, RB Callable 10/01/23 @ 100
5.000%, 10/01/25	1,500	1,724
5.000%, 10/01/26	1,395	1,587
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,900
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC Pre-Refunded @ 100
5.000%, 04/01/14 (C)	2,500	2,509

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	$2,000	$2,241
Miami-Dade County, Seaport Project, Ser A, RB Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,499
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,585
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,605

		80,194

Georgia — 2.5%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,136
6.000%, 11/01/25	1,950	2,331
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,475
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.279%, 01/01/24 (A)	3,075	2,767
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,786
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB Callable 10/01/21 @ 100
5.250%, 10/01/27	880	936
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	5,005
Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/18 (C)	3,080	3,587
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	940	956

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Richmond County, Board of Education, GO
5.000%, 10/01/17	$1,600	$1,841

		29,820

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	750	793

Hawaii — 1.0%
Hawaii State, Department of Budget & Finance, Queens Health System Project, Ser B, RB, AMBAC
0.209%, 07/01/24 (A)	2,325	2,162
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,410
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,058
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,917

		11,547

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	634
4.000%, 04/01/22	485	530
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,152
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	69
Nez Perce County, Industrial Pollution Control, Potlach Corp. Project, RB Callable 04/03/14 @ 100
6.000%, 10/01/24	425	425

		2,810

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 6.6%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	$2,500	$2,796
Chicago, O’Hare International Airport, RB Callable 01/01/23 @ 100
5.500%, 01/01/27	2,000	2,242
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/18	2,500	2,844
Chicago, Ser A, GO, AGM Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,588
Chicago, Ser B, GO, AGM Callable 07/01/15 @ 100
5.000%, 01/01/26	1,720	1,770
Illinois State, Development Authority, Memorial Group Inc. Project, RB
7.125%, 11/01/30	1,310	1,365
Illinois State, Finance Authority, Advocate Health Care Network Project, RB Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	7,083
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,179
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,054
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,103
Illinois State, GO Callable 07/01/23 @ 100
5.500%, 07/01/27	5,575	6,234
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.500%, 06/01/23	12,325	14,177
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,873
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,165
5.000%, 06/01/15	2,975	3,133

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, RB Callable 06/15/23 @ 100
5.000%, 06/15/24	$2,500	$2,900
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/23	2,095	2,556
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,287
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,461
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,949
Illinois State, Unemployment Insurance Issue, Compensation Trust Fund, Ser B, RB Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,442
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,411
University of Illinois, Ser A, RB Callable 04/01/24 @ 100
5.000%, 04/01/28	2,035	2,279
University of Illinois, Ser A, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	3,210	3,563

		80,454

Indiana — 1.1%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,030
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,270
Indiana University, Student Fee Project, Ser S, RB Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,348
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,076

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/20 @ 100 5.000%, 08/15/23
5.000%, 08/15/23	$3,315	$3,658
Whiting, Environmental Facilities Revenue Authority, BP Products North America Project, RB
5.000%, 01/01/16	525	567

		12,949

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,283
Iowa State, Finance Authority, State Revolving Fund, RB Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,759

		4,042

Kansas — 0.7%
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	3,012
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/22 @ 100
5.000%, 11/15/29	4,000	4,361
Wyandotte County, Kansas City Unified Government, Ser B, RB
6.070%, 06/01/21 (D)	2,175	1,497

		8,870

Louisiana — 2.2%
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,091
5.000%, 07/15/27	1,750	1,893
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,229
Louisiana State, Ser A, GO
5.000%, 08/01/21	1,000	1,206
Louisiana State, Ser A, RB Callable 06/15/24 @ 100
5.000%, 06/15/25	2,000	2,369
5.000%, 06/15/30	1,500	1,696

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	21

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	$1,000	$1,156
5.000%, 07/01/22	1,000	1,147
Tobacco Settlement Financing, Ser A, RB Callable 05/15/18 @ 100
5.500%, 05/15/28	8,500	9,181
Tobacco Settlement Financing, Ser A, RB Callable 05/15/20 @ 100
5.500%, 05/15/30	2,000	2,144

		26,112

Maryland — 1.8%
Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/20 @ 100
5.750%, 09/01/25	2,195	2,315
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,572
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	2,992
Maryland State, GO
5.000%, 03/01/18	3,500	4,091
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,282
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,839
Montgomery County, Public Improvement Project, Ser A, GO Callable 07/01/19 @ 100
5.000%, 07/01/23	3,750	4,319

		21,410

Massachusetts — 3.6%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,366

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/22 @ 100
5.000%, 05/01/29	$1,000	$1,124
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,467
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,232
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,119
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,421
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,188
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,868
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,713
Massachusetts State, School Building Authority, Ser B, RB Callable 08/15/22 @ 100
5.000%, 08/15/28	3,110	3,544
5.000%, 08/15/30	5,000	5,618
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,539
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/21	3,215	3,883

		44,082

Michigan — 2.7%
Detroit, Water Supply System Revenue Authority, Senior Lien, Ser A, RB Callable 07/01/21 @ 100
5.250%, 07/01/27	1,385	1,396

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	$1,200	$1,359
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,086
Michigan State, Finance Authority, Ser C, RB
4.375%, 08/20/14	2,500	2,519
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,406
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	8,044
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	4,009
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,392
Michigan State, Strategic Fund, Dow Chemical Project, Ser B2, RB
6.250%, 06/01/14	3,000	3,036
University of Michigan, Ser D1, RB Callable 03/03/14 @ 100
0.010%, 12/01/24 (A)	2,500	2,500
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Junior Lien, AMT, RB, NATL Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,657
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,769

		32,173

Minnesota — 2.4%
Minneapolis & Saint Paul, Allina Health Systems Project, Ser B2, RB Callable 03/03/14 @ 100
0.030%, 11/15/35 (A)(B)	750	750

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	$3,250	$3,738
Minnesota State, Municipal Power Agency, RB Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,057
Minnesota State, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/27	2,000	2,303
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/20	2,000	2,418
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	6,079
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,776
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,757
Rochester, Waste Water Project, Ser A, GO
5.000%, 02/01/22	1,500	1,801
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,780
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,921

		29,380

Missouri — 1.4%
Kansas City, Airport Revenue, Ser A, AMT, RB Callable 09/01/21 @ 100
5.000%, 09/01/23	8,015	8,729
Missouri State, Board of Public Buildings, RB
5.000%, 10/01/18	1,705	2,008
Missouri State, Highway & Transportation Commission, Second Lien, RB Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,512
5.250%, 05/01/23	1,290	1,461
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,867

		17,577

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	23

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 0.7%
Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/29	$2,000	$2,196
Nebraska State, Public Power District, Ser C, RB Callable 01/01/18 @ 100
5.000%, 01/01/25	1,500	1,677
Omaha, Public Power District, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,510

		8,383

Nevada — 0.4%
Clark County, Airport Authority, Ser C, RB, AGM Call]able 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,190
Henderson, Local Improvement District No. T-18, SAB Callable 09/01/14 @ 101
5.300%, 09/01/35	1,430	1,085

		4,275

New Hampshire — 0.1%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.310%, 10/01/33 (A)	2,000	1,818

New Jersey — 4.6%
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/20	3,755	4,267
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	960	955
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,568
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB Callable 06/15/19 @ 100
5.500%, 12/15/29	3,020	3,312

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	$3,500	$4,075
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,352
New Jersey State, Economic Development Authority, AMT, RB Callable 03/05/24 @ 101
5.625%, 11/15/30	1,160	1,160
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	855	951
5.000%, 07/01/25	235	254
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/18	5,000	5,991
New Jersey State, Ser Q, GO
5.000%, 08/15/19	6,110	7,305
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/17 @ 100
4.500%, 06/01/23	2,250	2,176
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,749
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,616
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,722
Rutgers University, Ser J, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	6,000	6,795

		55,248

New Mexico — 0.2%
New Mexico State, Severance Tax, Ser A, RB
5.000%, 07/01/15	2,000	2,127

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 11.7%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.500%, 07/15/30	$3,500	$3,829
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/23 @ 100
5.000%, 11/15/29	4,140	4,672
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,382
Metropolitan New York, Transportation Authority, Ser C, RB Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	2,013
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,245
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,565
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,708
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,860
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,183
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	1,155	1,242
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC Callable 12/15/14 @ 100
5.000%, 06/15/21	785	813
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,294

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Ser D, GO
5.000%, 08/01/16	$3,250	$3,607
New York City, Ser E, GO Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,605
5.000%, 08/01/22	2,000	2,305
New York City, Ser E, GO
5.000%, 08/01/18	2,000	2,341
5.000%, 08/01/20	4,555	5,403
5.000%, 08/01/23	1,315	1,554
New York City, Ser F, GO Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,771
New York City, Ser K, GO Pre-Refunded @ 100
5.000%, 08/01/15 (C)	3,170	3,384
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	1,830	1,947
New York City, Sub-Ser B1, GO Callable 09/01/18 @ 100
5.250%, 09/01/25	4,520	5,200
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,496
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,892
5.000%, 02/01/24	2,250	2,589
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB Callable 02/01/22 @ 100
5.000%, 02/01/26	2,470	2,810
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/23 @ 100
5.000%, 05/01/28	2,500	2,850
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	950	1,070
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Pre-Refunded @ 100
5.000%, 05/01/17 (C)	1,865	2,128

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	25

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB Callable 01/01/21 @ 100
5.000%, 07/01/21	$1,320	$1,527
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,929
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	298
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB Callable 01/01/22 @ 100
5.000%, 07/01/23	610	706
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,379
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,639
New York State, Dormitory Authority, State University Project, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,132
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,533
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,819
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/17	2,000	2,275
5.000%, 04/01/18	5,000	5,842
New York State, Thruway Authority, Ser A, RB Callable 03/15/21 @ 100
5.000%, 03/15/25	6,750	7,724
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	9,355	10,953

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Thruway Authority, Ser J, RB Callable 01/01/24 @ 100
5.000%, 01/01/27	$2,095	$2,371
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	2,815	3,337
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,250
5.000%, 03/15/20	1,875	2,241
Onondaga, Civic Development Authority, St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,681
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,729

		141,123

North Carolina — 1.2%
North Carolina State, Capital Improvement Project, Ser C, RB Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,488
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,257
North Carolina State, Public Improvement Project, Ser A, GO Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,353
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	6,086
University of North Carolina at Chapel Hill, RB Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,836
Wake County, Ser D, GO
4.000%, 02/01/17	1,000	1,102

		14,122

North Dakota — 0.1%
Williston, Housing Finance Authority, Eagle Crest Apartments Project, RB
6.250%, 09/01/23	1,060	1,058

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio — 2.6%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	$2,000	$2,296
Kent State University, General Revenue Receipts, Ser B, RB, AGM Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,830
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	2,872
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,129
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,719
Ohio State, Air Quality Development Authority, RB, AMBAC
0.315%, 09/01/37 (A)	2,650	2,406
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,127
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,224
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,222
Ohio State, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	1,000	1,143
Ohio State, Turnpike Commission, RB Callable 02/15/23 @ 100
5.250%, 02/15/29	2,500	2,799
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,213

		30,980

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oregon — 0.6%
Oregon State, Department of Administrative Services, Ser A, RB Callable 04/01/19 @ 100
5.250%, 04/01/26	$3,000	$3,509
Oregon State, Property Tax, Ser J, GO Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,540
5.000%, 05/01/26	1,545	1,767

		7,816

Pennsylvania — 5.4%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,455
Allegheny County, Port Authority, RB Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,422
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,401
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,226
Butler County, Hospital Authority, Butler Health Systems Project, RB Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,772
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,341
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,104
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,673
Monroeville, Finance Authority, RB
5.000%, 02/15/20	1,000	1,173

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	27

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligation Group, RB Callable 06/01/22 @ 100
5.000%, 06/01/31	$2,705	$2,841
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,974
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,415
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,356
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,795
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,865
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,032
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,708
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,788
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/18	1,785	2,035
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,137
Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	3,650	3,868

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM Callable 09/01/23 @ 100
5.000%, 09/01/25	$2,840	$3,250
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,367
5.000%, 09/15/28	2,610	2,898

		65,896

Puerto Rico — 1.0%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB Callable 07/01/17 @ 100
5.000%, 07/01/25	2,625	1,856
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	2,994
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/16 (C)	1,235	1,378
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	5,720

		11,948

Rhode Island — 1.0%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/21	5,100	6,159
5.000%, 09/01/22	5,000	6,032

		12,191

South Carolina — 0.4%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	2,813
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (E)	1,020	1,133
6.500%, 01/01/16	800	884

		4,830

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee — 0.8%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/17	$1,730	$1,996
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,122
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	1,830	2,146
5.000%, 07/01/20	1,100	1,316
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	2,250	2,708

		10,288

Texas — 7.8%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,327
Brownsville, Utilities System Revenue, Ser A, RB Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,701
Conroe, Independent School District, GO Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,390
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,124
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,831
Dallas, Ser G, RB Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,590
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/16 @ 100
5.000%, 11/01/23	300	333
Harris County, Metropolitan Transit Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,820
5.000%, 11/01/29	3,160	3,514

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (D)	$5,500	$5,362
Houston, Public Improvement Project, Ser A, GO Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,467
Houston, Utility System Revenue Authority, First Lien, Ser B, RB Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	2,999
Houston, Utility System Revenue Authority, First Lien, Ser D, RB Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,342
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,285
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,498
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,657
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	245	276
North Texas, Thruway Authority, First Tier, Ser E3, RB
5.750%, 01/01/38 (A)	3,085	3,356
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,345
Tarrant County, Cultural Education Facilities Finance, Ser A, RB Callable 03/03/14 @ 100
0.020%, 10/01/41 (A)(B)	2,000	2,000
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,665
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	3,062
Texas State, Municipal Power Agency, RB, NATL
4.079%, 09/01/16 (D)(E)	25	25

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	29

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Private Activity Bond Surface Transportation, Senior Lien, AMT, RB Callable 09/01/23 @ 100
7.000%, 12/31/38	$2,500	$2,792
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,044
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,580
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,282
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,799
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,175
University of Texas, Ser B, RB Callable 07/01/24 @ 100
5.000%, 07/01/27	2,285	2,708
West Travis County, Public Utility Agency, RB Callable 08/15/21 @ 100
5.000%, 08/15/22	1,000	1,123

		94,472

Utah — 0.2%
Utah State, Intermountain Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	2,960

Virginia — 1.1%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,070
Chesterfield County, Property Tax, Ser B, GO
5.000%, 01/01/19	1,745	2,069
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,909
5.000%, 10/01/19	1,220	1,470

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	$2,000	$2,258
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,356
Virginia State, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,296

		13,428

Washington — 2.2%
King County, Sewer Revenue, Ser A, RB Callable 01/01/23 @ 100
5.000%, 01/01/29	4,200	4,732
Port of Seattle, Ser A, RB Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,777
Port of Seattle, AMT, GO Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,169
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,143
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/19	2,345	2,804
5.000%, 07/01/20	5,000	6,015
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,858
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/19	3,000	3,591

		27,089

Wisconsin — 0.2%
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB Callable 10/01/22 @ 100
5.000%, 10/01/23	1,290	1,215

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	$1,665	$1,790

		3,005

Wyoming — 0.1%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,100	1,155

Total Municipal Bonds (Cost $1,133,949) ($ Thousands)		1,186,694

CASH EQUIVALENT — 1.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (F)	11,372,874	11,373

Total Cash Equivalent (Cost $11,373) ($ Thousands)		11,373

Total Investments — 99.0% (Cost $1,145,322) ($ Thousands)		$1,198,067

Percentages are based on Net Assets of $1,210,546 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of February 28, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

The following is a list of the inputs used as of February 28, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,186,694	$—	$1,186,694
Cash Equivalent	11,373	—	—	11,373

Total Investments in Securities	$11,373	$1,186,694	$—	$1,198,067

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	31

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.2%

Alabama — 1.8%
Alabama State, 21st Century Authority, Tobacco Settlement, Ser A, RB
3.000%, 06/01/14	$1,500	$1,510
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	4,630	4,670
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	980	989
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB Callable 05/15/14 @ 100
0.600%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB Callable 08/01/14 @ 100
0.600%, 08/01/37 (A)	5,000	5,000
Chatom, Industrial Development Board Revenue Authority, Ser B
4.000%, 08/01/15	1,000	1,043
Jefferson, County, Ser C, GO Callable 12/03/18 @ 102
4.900%, 04/01/21	1,500	1,601
Mobile, Airport Authority, RB
5.500%, 10/01/15	835	861
Pell City, Special Care Facilities Financing Authority, RB
4.000%, 12/01/14	1,675	1,714

		19,388

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona — 0.9%
Arizona State, School Facilities Board, RB, AMBAC
4.000%, 07/01/15	$1,250	$1,302
Arizona State, Sports & Tourism Authority, Professional Baseball Training Project, RB
5.000%, 07/01/15	1,000	1,052
4.000%, 07/01/14	1,000	1,011
Maricopa County, Elementary School District No. 68 Alhambra, GO, AGM
5.500%, 07/01/14	1,500	1,525
Navajo County, Pollution Control Authority, Ser B, RB
5.500%, 06/01/34 (A)	1,000	1,012
Navajo County, Pollution Control Authority, Ser C, RB
5.500%, 06/01/34 (A)	1,150	1,164
Pima County, Industrial Development Authority, Charter Schools Project, RB
3.000%, 07/01/14	200	200
3.000%, 07/01/15	300	300
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
1.100%, 09/01/45 (A)	1,000	1,000
University Medical Center, Hospital Revenue Authority, RB
5.250%, 07/01/14	1,000	1,013

		9,579

Arkansas — 0.1%
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	595	607

California — 4.0%
California State, Communities Development Authority, Ser E, RB, AGM
0.450%, 07/01/40 (A)	2,000	2,000
California State, GO Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,000	5,346
California State, Municipal Finance Authority, Republic Services Project, RB
0.450%, 09/01/21 (A)	10,000	10,002

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
0.850%, 11/01/38 (A)	$3,000	$3,002
Golden Empire Schools, Financing Authority, Kern High School Project, RB
0.330%, 05/01/14 (A)	3,000	3,000
Imperial, Community College District, GO
4.000%, 08/01/14 (C)	6,345	6,328
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,721
4.000%, 08/01/14	1,050	1,061
Inland Valley, Development Agency, Ser C, TA
4.500%, 03/01/41 (A)	1,000	1,040
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.400%, 12/01/15 (A)(D)	2,500	2,500
Oakland, Unified School District, Election of 2012, GO
4.000%, 08/01/14	2,000	2,025
Puttable Floating Option Tax- Exempt Receipts, COP, NATL Callable 03/03/14 @ 100
0.290%, 07/16/23 (A)	2,300	2,300
South San Francisco, Unified School District, Ser D, GO
1.607%, 05/15/17 (C)	2,550	2,472

		42,797

Colorado — 1.8%
Colorado State, Health Facilities Authority, Ser C-2 , RB
4.000%, 10/01/40 (A)	1,225	1,296
Denver City & County, Airport System Revenue Authority, Ser C, RB
4.000%, 11/15/14	7,400	7,596
3.000%, 11/15/14	2,650	2,702
E-470, Public Highway Authority, RB Callable 03/01/17 @ 100
1.210%, 09/01/39 (A)	2,000	2,000
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,848
3.000%, 06/01/16	1,600	1,688

		19,130

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 0.8%
Connecticut State, Economic Recovery Project, GO Callable 03/03/14 @ 100
0.380%, 07/01/16 (A)	$6,000	$6,000
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,008
0.950%, 05/15/15	1,000	1,002

		8,010

District of Columbia — 0.3%
District of Columbia, Income Tax Revenue Authority, Ser B, RB Callable 06/01/15 @ 100
0.630%, 12/01/15 (A)	2,860	2,866

Florida — 5.0%
Atlantic Beach, Fleet Landing Project, Ser A, RB
3.000%, 11/15/15	350	353
2.000%, 11/15/14	225	225
Citizens Property Insurance, Ser A- 3, RB, AGM
1.680%, 06/01/14 (A)	1,500	1,505
Davie, Educational Facilities Authority, Ser B, RB
4.000%, 04/01/16	775	822
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	8,670	8,766
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,078
Hillsborough County, Industrial Development Authority, General Hospital Project, RB
4.000%, 10/01/15	745	780
Hillsborough County, Industrial Development Authority, Ser A
5.000%, 07/01/16	1,630	1,786
Jacksonville, Sales Tax Revenue Authority, RB
5.000%, 10/01/16	435	481
Lake County, School Board, Ser B, COP, AMBAC Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,190
Manatee County, School District, COP, NATL
5.000%, 07/01/14	1,650	1,673

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	33

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Martin County, Improvement Revenue Authority, RB, AMBAC
5.250%, 10/01/14	$1,285	$1,312
Miami-Dade County, Aviation Revenue Authority, Ser E, AMT, RB, NATL
5.250%, 10/01/14	425	437
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,459
Miami-Dade County, Public Improvement Project, RB, AGM
5.000%, 10/01/14	3,250	3,340
4.000%, 10/01/15	3,390	3,589
Miami-Dade County, School Board, Ser A, COP Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,818
Okeechobee County, Waste Disposal Authority, Waste Management Landfill Project, RB
2.250%, 07/01/39 (A)	3,750	3,765
Orange County, School Board, Ser A, COP
5.000%, 08/01/14	7,500	7,644
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,111
Palm Beach County, Health Facilities Authority, Jupiter Medical Center Project, RB
4.000%, 11/01/14	1,200	1,220
Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.300%, 11/15/34 (A)	1,075	1,075
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.870%, 10/01/16 (B) (C)	4,040	3,980

		53,409

Georgia — 4.5%
Atlanta, Airport Revenue Authority, Ser A, RB
5.000%, 01/01/15	1,000	1,039
Atlanta, Development Authority, Piedmont/Ellis LLC Project, RB
5.000%, 09/01/15	1,280	1,364
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	7,700	7,911
Burke County, Development Authority, RB
1.250%, 01/01/52 (A)	2,500	2,516

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Floyd County, Development Authority, Georgia Power Company Project, RB
0.850%, 07/01/22 (A)	$6,475	$6,489
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,410	14,549
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB Callable 03/15/19 @ 100
5.250%, 03/15/24	3,200	3,489
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
4.000%, 10/01/14	1,170	1,189
Georgia State, Ser G, GO Callable 03/10/14 @ 100
0.430%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/14	1,000	1,001
5.000%, 03/15/15	985	1,020
Medical Center Hospital Authority, Columbus Regional Health Care Project, RB, AGM
5.000%, 08/01/15	1,500	1,581
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,519

		47,667

Illinois — 7.0%
Chicago, Board of Education, Ser A, GO, AMBAC
1.234%, 12/01/14 (C)	2,500	2,478
Chicago, Board of Education, Ser A2, GO Callable 12/01/16 @ 100
0.780%, 03/01/35 (A)	3,000	2,917
Chicago, Board of Education, Ser B, GO, AMBAC
5.000%, 12/01/14	1,000	1,033
Chicago, Board of Education, Ser C1, GO Callable 09/01/15 @ 100
0.980%, 03/01/32 (A)	2,000	2,007
Chicago, Ser A, GO, AGM Callable 01/01/15 @ 100
5.000%, 01/01/16	2,000	2,064
5.000%, 01/01/17	3,000	3,106
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	815	881

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Cook County, Community High School District No. 228 Bremen, Ser A, GO
2.000%, 12/01/15	$4,710	$4,819
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/16	1,500	1,668
5.000%, 12/01/17	1,500	1,701
Cook County, Township High School District No. 201 J Sterling Morton, Ser B, GO, AGM
3.000%, 12/01/16 (C)	295	270
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.887%, 12/01/17 (C)	3,250	2,825
3.327%, 12/01/15 (C)	495	468
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.150%, 12/01/14 (C)	5,500	5,411
Illinois State, Chicago Public Building Commission, Ser B, RB, NATL
5.250%, 12/01/14	1,000	1,031
Illinois State, Finance Authority, Delnor Hospital Project, RB, AGM
5.000%, 05/15/14	275	278
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,281
3.000%, 08/15/14	2,840	2,873
Illinois State, Finance Authority, Resurrection Health Care Project, RB, AGM
5.000%, 05/15/15	3,700	3,855
Illinois State, GO
4.000%, 07/01/15	5,000	5,274
4.000%, 02/01/17	1,750	1,896
3.000%, 02/01/17	2,000	2,095
Illinois State, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/17	2,000	2,114
Illinois State, Housing Development Authority, Phoenix Towers Apartments Project, RB Callable 04/03/14 @ 100
0.650%, 05/01/14	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Railsplitter Tobacco Settlement Authority, RB 5.000%, 06/01/15	$250	$263
3.125%, 06/01/14	790	795
Illinois State, Toll Highway Authority, Highway Project, Ser B, RB, AGM Callable 03/06/14 @ 100
0.330%, 01/01/17 (A)	4,000	4,000
Illinois State, Unemployment Compensation Trust Fund, Unemployment Insurance Project, Ser B, RB Callable 06/15/14 @ 100
4.000%, 06/15/20	5,000	5,053
McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	2,655	2,720
Romeoville Village, GO, AGM Callable 12/30/14 @ 100
4.000%, 12/30/15	500	514
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,489
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	617
Will County, Community Consolidated School District No. 157-C Frankfort, Ser C, GO, NATL
0.621%, 01/01/15 (C)	2,150	2,139

		73,935

Indiana — 3.0%
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	516
Indiana State, Finance Authority, Lease Appropriation Project, RB Callable 04/03/14 @ 100
0.520%, 02/01/35 (A)	4,000	4,002
Indiana State, Finance Authority, RB Callable 04/03/14 @ 100
0.520%, 02/01/35 (A)	2,500	2,501
Indiana State, Finance Authority, Republic Services Inc. Project, Ser A, AMT
0.470%, 05/01/34 (A)	1,000	1,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	35

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
0.320%, 05/01/28 (A)	$2,000	$2,000
Indiana State, Health Facility Financing Authority, Ascension Health Project, Ser A4, RB
1.500%, 10/01/27 (A)	5,025	5,068
Indianapolis, Thermal Energy System Revenue, RB, AGM
5.000%, 10/01/15	1,000	1,063
Indianapolis, Thermal Energy System Revenue, Ser B, RB
0.730%, 10/01/34 (A)	11,270	11,273
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/16	400	431
4.000%, 11/01/17	350	382
Rockport, Michigan Power Co. Project, Ser B, RB
6.250%, 06/01/25 (A)	3,000	3,042
St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	345	356

		31,634

Iowa — 0.2%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	500	507
Iowa State, Higher Education Loan Authority, University of Dubuque Project, Ser A, RB
3.000%, 05/15/14	1,250	1,256

		1,763

Kansas — 0.6%
Horton City, Ser 1, GO Callable 03/01/15 @ 100
1.150%, 06/01/15	1,000	1,000
Kansas State, Independent College Finance Authority, Ottawa University Project, Ser C, RB
4.250%, 05/01/14	1,000	1,001
Olath, Health Facilities Revenue Authority, Ser B, RB Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,036

		6,037

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky — 0.8%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	$1,060	$1,175
Kentucky, Multi-Family Housing, Centre Meadows Apartments Project, RB Callable 09/01/15 @ 100
0.700%, 03/01/17	3,000	3,000
Kentucky, Public Transportation Infrastructure Authority, Sub-Ser
3.000%, 07/01/17	1,750	1,826
Lexington-Fayette Urban County, Richmond Place Project, RB
0.650%, 04/01/15 (A) (D)	3,005	3,005

		9,006

Louisiana — 0.8%
East Baton Rouge, Sewerage Commission Revenue Authority, Ser A, RB Callable 04/03/14 @ 100
0.908%, 02/01/46 (A)	1,000	1,001
Jefferson Parish, School Board, Sales & Use Tax, RB
2.000%, 03/01/14	1,000	1,000
Louisiana State, Offshore Terminal Authority, Ser B-1, RB
2.200%, 10/01/40 (A)	4,000	4,059
Saint Tammany Parish, Hospital Service District No. 1, Tammany Parish Hospital Project, RB
3.000%, 07/01/14	2,450	2,465

		8,525

Maine — 0.0%
Portland, General Airport Revenue, RB
3.000%, 07/01/15	175	178
2.000%, 07/01/14	300	301

		479

Maryland — 0.1%
Maryland State, Housing & Community Development Administration, Ser B, RB
0.980%, 03/01/36 (A)	1,000	1,003

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.9%
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G-2, RB, AGM
0.300%, 07/01/42 (A)	$4,000	$4,000
Massachusetts State, Housing Finance Agency, Ser E, RB Callable 06/01/15 @ 100
0.950%, 06/01/16	4,070	4,082
Massachusetts State, Ser A, GO Callable 08/01/15 @ 100
0.510%, 02/01/16 (A)	2,000	2,007

		10,089

Michigan — 5.3%
Brighton Area, School District, Ser II, GO, AMBAC
1.103%, 05/01/15 (C)	9,500	9,404
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,555
Detroit, School District, School Building & Site Improvement Project, Ser A, GO
4.000%, 05/01/14	2,250	2,258
Detroit, Sewage Disposal System Revenue, Second Lien, Ser B, RB, NATL- RE FGIC
5.000%, 07/01/15	490	491
Detroit, Water Supply System Revenue, Ser Senior A, RB, NATL
6.000%, 07/01/15	1,000	1,017
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,202
Lakewood, Public Schools, PUTTERs, Ser 2624Z, GO, AGM 0.030%, 05/01/29 (A)	1,400	1,400
Livonia Public School District, GO
5.000%, 05/01/18	850	968
4.000%, 05/01/16	500	534
4.000%, 05/01/17	725	789
2.000%, 05/01/15	285	290
Livonia, Public School District, School Building & Site Project, Ser I, GO, AGM
2.000%, 05/01/15	1,000	1,019
Michigan State, Building Authority, Facilities Program Project, Ser II, RB, AMBAC Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	7,013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Michigan State, Finance Authority, Ser C, RB
4.375%, 08/20/14	$500	$504
Michigan State, Finance Authority, Unemployment Obligations Project, RB Callable 07/01/14 @ 100
5.000%, 07/01/23	5,000	5,072
Michigan State, Hospital Finance Authority, RB
2.625%, 11/15/47 (A)	610	615
Michigan State, Hospital Finance Authority, Sub-Ser, RB
4.000%, 11/01/27 (A)	1,960	2,085
Michigan State, Strategic Fund, Dow Chemical Project, RB
6.250%, 06/01/14	2,845	2,879
Michigan State, Strategic Fund, Dow Chemical Project, Ser B2, RB
6.250%, 06/01/14	3,000	3,036
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, RB
6.250%, 09/01/14	1,750	1,799
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
2.000%, 05/01/14	400	401
2.000%, 05/01/15	1,580	1,605
University of Michigan, Ser F, RB Callable 10/01/15 @ 100
0.430%, 04/01/43 (A)	5,000	5,008
West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/14	2,580	2,592
3.000%, 05/01/15	2,450	2,528

		56,064

Minnesota — 0.5%
Minneapolis & St Paul, Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	1,000	1,002
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,250
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	627

		5,879

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	37

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.4%
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	$2,000	$2,183
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB Callable 03/03/14 @ 100
0.500%, 10/01/17 (A) (D)	2,500	2,500

		4,683

Missouri — 1.3%
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14	1,200	1,214
Missouri State, Development Finance Board, Independence Electric System Project, RB
2.000%, 06/01/14	350	351
Missouri State, Health & Educational Facilities Authority, Drury University Project, Ser A, RB
2.000%, 04/25/14	1,500	1,503
Missouri State, Housing Development Commission, Shepard Apartments Project, Ser 3, RB
3.000%, 03/01/15	2,000	2,049
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	1,425	1,431
1.000%, 06/01/15	1,755	1,760
Platte County, Industrial Development Authority, I-29 & Tiffany Springs Parkway Project, RB
2.000%, 11/01/14	5,430	5,448

		13,756

Montana — 0.6%
Livingston, RAN Callable 06/01/15 @ 100
2.000%, 12/01/15	6,000	6,009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nevada — 0.7%
Deutsche Bank SPEARs/LIFERs Trust, Ser DB-663, GO, AMBAC Callable 06/15/17 @ 100
0.230%, 06/15/22 (A)	$6,300	$6,300
Reno, Ser B, GO
3.000%, 06/01/15	1,495	1,535

		7,835

New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Ser A, AMT, RB
4.500%, 07/01/27 (A)	2,200	2,283
New Hampshire State, Health & Education Facilities Authority, Dartmouth Hitchcock Project, RB
4.500%, 08/01/14	1,835	1,860

		4,143

New Jersey — 15.3%
Allamuchy Township, BAN
1.000%, 07/09/14	4,144	4,149
1.000%, 07/09/14	4,380	4,385
1.000%, 10/21/14	2,000	2,004
Atlantic City, GO, NATL
5.000%, 08/15/14	550	560
Borough of Carteret, BAN
1.000%, 02/06/15	3,200	3,208
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	922
Camden, TRAN
1.250%, 03/31/14	2,000	2,000
Cedar Grove, Township School District, GO
1.000%, 09/18/14	3,668	3,675
Delsea Regional School District, Southern Gloucester, GO, AGM
5.000%, 10/01/14	275	282
East Rutherford Borough, TRAN
1.500%, 03/20/14	1,200	1,200
Hudson County, GO
4.000%, 07/15/16	1,145	1,230
Kearny, Board of Education, GO
1.000%, 02/05/15	16,833	16,866
Kearny, Board of Education, GO
1.250%, 10/09/14	9,150	9,173
Lambertville, Ser B, BAN
1.000%, 03/05/14	1,000	1,000
Lincoln Park Borough, GO
1.000%, 10/29/14	1,569	1,573

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Linden, TRAN
1.250%, 05/06/14	$2,000	$2,002
Lyndhurst Township
1.750%, 03/20/14	2,733	2,734
1.125%, 02/13/15	3,817	3,831
Manchester Township, BAN
1.000%, 04/24/14	5,430	5,433
Montclair Township, TRAN
1.000%, 03/07/14	2,039	2,039
New Jersey State, Building Authority, RB Callable 06/15/15 @ 100
3.000%, 06/15/16	5,000	5,160
New Jersey State, Economic Development Authority, Hillcrest Health Services Project, RB, AMBAC
1.150%, 01/01/15 (C)	2,000	1,979
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser E, RB Callable 08/01/15 @ 100
1.730%, 02/01/16 (A)	2,355	2,397
New Jersey State, Educational Facilities Authority, Rider University Project, Ser A, RB
5.000%, 07/01/14	1,000	1,013
New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/14	1,460	1,482
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB Callable 12/01/19 @ 100
4.875%, 12/01/24	14,290	15,027
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
5.000%, 12/01/14	3,500	3,619
New Jersey State, Higher Education Student Assistance Authority, AMT, RB
0.350%, 06/01/16 (A)	10,950	10,950
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	1,500	1,505
1.250%, 05/01/14	4,675	4,678
New Jersey State, Tobacco Settlement Financing Authority, RB Callable 06/01/17 @ 100
0.730%, 06/01/29 (A)	12,000	12,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Transit Authority, Ser A, COP, AMBAC
5.500%, 09/15/15	$1,875	$2,016
5.250%, 09/15/14	1,300	1,332
New Jersey State, Turnpike Authority, Ser E, RB Callable 07/01/16 @ 100
0.650%, 01/01/23 (A)	3,000	3,005
Newark, General Improvements, Ser A, GO
5.000%, 07/15/15	1,000	1,059
Newark, General Improvements, Ser D, GO
1.500%, 06/26/14	7,003	7,021
Newark, Ser B, TRAN
1.500%, 06/26/14	2,667	2,674
Newark, Ser C, TRAN
1.500%, 06/26/14	2,650	2,657
Passaic County, GO
3.000%, 08/15/15	1,220	1,264
Paulsboro Borough, Ser B, TRAN
1.000%, 07/09/14	2,185	2,186
Roselle Borough, TRAN
1.000%, 03/13/14	4,060	4,060
1.000%, 05/06/14	6,334	6,337

		161,687

New Mexico — 0.8%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	7,110	7,281
Taos County, Education Improvement Authority, RB
2.000%, 04/01/15	1,000	1,010

		8,291

New York — 14.1%
Broome County, GO
1.500%, 04/04/14	1,000	1,001
Central Valley, Central School District, GO
1.000%, 06/30/14	4,700	4,703
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.350%, 11/01/31 (A)	2,500	2,507
1.000%, 11/01/31 (A)	2,500	2,505
0.900%, 11/01/31 (A)	2,500	2,504
Freeport Village, Ser C, TRAN
1.500%, 05/07/14	2,000	2,003

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	39

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.000%, 06/30/14	$26,000	$26,022
Hannibal, Central School District, GO, AGM
2.000%, 06/15/14	500	502
Long Island, Power Authority, Ser B, RB
5.250%, 06/01/14 (B)	3,330	3,371
Long Island, Power Authority, Ser D, RB, NATL
5.000%, 09/01/14	450	460
Metropolitan New York, Transportation Authority, Ser A, RB Callable 04/03/14 @100
0.220%, 11/15/41 (A)	2,500	2,500
Metropolitan New York, Transportation Authority, Ser B, RB Callable 05/01/14 @100
0.710%, 11/01/34 (A)	1,250	1,251
Metropolitan New York, Transportation Authority, Sub-Ser, RB Callable 05/01/15 @ 100
0.634%, 11/01/32 (A)	1,000	1,000
Monroe County, GO
5.000%, 03/01/14	1,500	1,500
Nassau County, Health Care, RB Callable 12/01/14 @ 100
2.250%, 01/15/15	9,500	9,568
Nassau County, Local Economic Assistance, South Nassau Communities Project, RB
4.000%, 07/01/15	965	1,002
New York City, Housing Development Authority, Ser B1B, RB Callable 12/01/14 @ 100
1.100%, 11/01/16	6,905	6,925
New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	3,000	3,017
New York City, Housing Development Authority, Ser F, RB Callable 11/01/14 @ 100
0.950%, 05/01/16	12,200	12,244
New York City, Housing Development Authority, Ser M- 1, RB
1.150%, 11/01/17	3,000	3,011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Ser C4, GO, AGM
0.400%, 10/01/27 (A)	$350	$350
New York City, Sub-Ser J-8-R, GO Callable 10/01/15 @ 100
0.410%, 08/01/21 (A)	4,000	4,003
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	145	148
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.750%, 10/01/28 (A)	825	825
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	1,009
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,016
New York State, Local Government Assistance Authority, Ser E, RB
6.000%, 04/01/14	1,100	1,105
Niagara Falls City, School District, TRAN
2.000%, 06/26/14	12,200	12,256
Oyster Bay, Ser A, TRAN
1.500%, 03/07/14	2,000	2,000
Phelps-Clifton Springs, Central School District, GO, AGM
3.000%, 06/15/14	300	302
Rockland County, Ser A, GO, AGM
2.000%, 10/15/14	1,466	1,478
Rockland County, Ser A, TRAN
2.250%, 03/14/14	2,000	2,001
Romulus, Central School District, TRAN
1.000%, 07/25/14	5,385	5,393
Schenectady, City School District, GO
1.250%, 01/16/15	15,000	15,072
Suffolk County, Judicial Facilities Agency, Dennison Building Project, RB
5.000%, 11/01/15	1,285	1,366
Suffolk County, Ser I, GO
2.000%, 09/12/14	2,000	2,018
Suffolk County, TRAN
2.000%, 03/27/14	3,000	3,003
Utica, School District, GO
2.000%, 07/01/14	800	803

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wallkill, Ser B, TRAN
1.500%, 08/06/14	$2,213	$2,223
Westchester County, Health Care Revenue Authority, Senior Lien, Ser B, RB
5.000%, 11/01/14	1,500	1,539
Yonkers, Ser D, GO
3.000%, 08/15/14	1,870	1,891

		149,397

North Carolina — 0.5%
North Carolina State, Capital Facilities Finance Agency, Ser A, RB
0.400%, 07/01/34 (A)	5,000	5,000

North Dakota — 0.2%
Williston, Ser A, RB Callable 11/01/14 @ 100
2.500%, 11/01/15	2,000	2,009

Ohio — 3.8%
American Municipal Power, RB
1.250%, 06/26/14	2,495	2,498
1.125%, 11/19/14	1,320	1,322
1.000%, 10/23/14	5,075	5,079
Cleveland, Airport System Revenue Authority, Ser A, RB, AMBAC
5.000%, 01/01/15	1,600	1,657
Cuyahoga County, Helen S Brown Apartments Project, RB
0.600%, 07/15/14	4,700	4,702
Deutsche Bank SPEARs/LIFERs Trust, Ser 619, RB
0.280%, 06/01/24 (A)	6,900	6,900
Hamilton County, Childrens Hospital Project, RB
5.000%, 05/15/18	450	520
4.000%, 05/15/17	785	864
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	636
3.000%, 11/15/17	555	566
2.000%, 11/15/15	500	499
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
6.250%, 07/01/14	1,850	1,886
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB Callable 04/01/14 @ 100
0.500%, 01/15/33 (A)	2,500	2,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio State, Solid Waste Revenue Authority, Republic Services Project, AMT, RB
4.250%, 04/01/33 (A)	$3,000	$3,008
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,542
Richland County, Ser A, GO
1.600%, 01/07/15	1,400	1,407
Warren County, Otterbin Homes Project, Ser A, RB
3.000%, 07/01/14	2,340	2,355

		39,941

Oklahoma — 0.3%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,153
Muskogee, Industrial Trust, Muskogee Public Schools Project, RB
3.000%, 09/01/15	780	809
Tulsa County, Industrial Education Authority, Broken Arrow Public Schools Project, RB
4.000%, 09/01/14	1,000	1,018

		2,980

Oregon — 0.2%
Medford, Hospital Facilities Authority, Rogue Valley Manor Project, RB
2.000%, 10/01/14	990	994
Oregon State, Health & Science University, Ser A, RB
4.000%, 07/01/14	1,000	1,012

		2,006

Pennsylvania — 6.8%
Bermudian Springs, School District, GO Callable 11/02/15 @ 100
0.804%, 05/01/23 (A)	2,000	2,003
Chester County, Industrial Development Authority, University Project, RB Callable 08/01/14 @ 100
1.600%, 02/01/15	7,900	7,916
Delaware County, Elwyn Project, RB
4.000%, 06/01/15	1,185	1,215

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	41

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Downingtown Area, School District, GO Callable 03/03/14 @ 100
0.280%, 05/01/15 (A)	$1,710	$1,710
Erie, School District, TRAN
1.000%, 06/30/14	10,000	10,008
Fort Leboeuf, School District, GO, NATL
4.000%, 01/01/15	1,175	1,208
Lake Lehman, School District, GO, NATL
0.552%, 04/01/14 (C)	1,000	1,000
Lancaster Industrial Development Authority, Garden Spot Village Project, RB
5.000%, 05/01/16	300	317
3.000%, 05/01/14	460	462
3.000%, 05/01/15	360	365
Lycoming County, Susquehanna Health System Project, Ser A, RB
5.000%, 07/01/15	1,000	1,045
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	1,000	1,058
3.000%, 11/01/14	1,585	1,608
3.000%, 05/01/15	1,250	1,280
3.000%, 11/01/15	1,680	1,735
Pennsylvania State, Economic Development Financing Authority, Forum Place Project, RB
3.000%, 03/01/14	400	400
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, RB
3.000%, 12/01/38 (A)	7,500	7,695
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,515
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,066

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
4.700%, 11/01/21 (A)	$2,000	$2,013
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
0.650%, 11/01/41 (A)	2,425	2,425
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I4, RB Callable 05/01/14 @ 100
0.450%, 11/01/31 (A)	1,125	1,125
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I3, Cl RB, RB Callable 11/01/14 @ 100
0.600%, 11/01/31 (A)	1,965	1,966
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/15	1,000	1,050
5.000%, 04/01/16	2,000	2,157
5.000%, 04/01/17	1,500	1,663
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/14	1,000	1,011
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,406
3.000%, 06/15/14	1,255	1,261
Philadelphia, Redevelopment Authority, Transformation Initiative Project, RB
5.000%, 04/15/14	1,000	1,005
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,447
Southcentral, General Authority, Hanover Hospital Project, RB
4.000%, 12/01/14	250	254
4.000%, 12/01/15	1,160	1,188
Tioga County, Industrial Development Authority, Mansfield Project, Ser C1, RB
3.000%, 03/01/14	1,000	1,000

		71,577

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 0.3%
Puerto Rico Commonwealth, Public Improvement Project, GO, NATL
5.250%, 07/01/14	$2,500	$2,504
Puerto Rico Commonwealth, Ser B, GO
6.500%, 07/01/15	1,000	1,028

		3,532

Rhode Island — 0.7%
Providence, Housing Authority, Cathedral Square II Apartments Project, RB, GNMA Callable 04/03/14 @ 100
1.000%, 03/01/16	2,500	2,501
Rhode Island State, Health & Educational Building, RB
4.000%, 05/15/16	1,000	1,063
4.000%, 05/15/17	1,650	1,791
3.000%, 05/15/15	1,300	1,330
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	900	977

		7,662

South Carolina — 2.4%
South Carolina State, Educational Facilities Authority, Furman University Project, Ser B, RB Callable 03/03/14 @ 100
0.080%, 10/01/39 (A)	20,100	20,100
South Carolina State, Housing Finance & Development Authority, Parker at Cone Project, RB, GNMA Callable 11/01/14 @ 100
0.800%, 05/01/15	2,250	2,251
South Carolina State, Jobs- Economic Development Authority, Anmed Health Project, RB
5.000%, 02/01/15	1,000	1,040
South Carolina State, Jobs- Economic Development Authority, Waste Management Project, RB
2.875%, 02/01/15	2,000	2,035

		25,426

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/14	$1,000	$1,021

Tennessee — 0.5%
Cleveland, Health & Educational Facilities Board, North Cleveland Towers Project, AMT, RB Callable 03/24/14 @ 100
0.700%, 03/01/16 (A)	3,000	3,000
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/14	505	515
5.000%, 09/01/15	1,510	1,587

		5,102

Texas — 7.2%
Austin, SAB
2.820%, 12/01/16 (C)	3,000	2,823
2.516%, 12/01/15 (C)	6,905	6,664
Brazos, River Authority, Houston Industries Project, Ser D, RB, NATL
4.900%, 10/01/15	500	524
Central Texas, Regional Mobility Authority, Ser B, RB Callable 07/01/15 @ 100
3.000%, 01/01/45 (A)	500	500
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	1,000	1,121
5.000%, 11/01/17	2,000	2,298
Deutsche Bank SPEARs/LIFERs Trust, Ser DB-1149, RB Callable 08/15/23 @ 100
0.280%, 08/15/43 (A)	4,985	4,985
Dickinson, Independent School District, GO, PSF-GTD
1.500%, 08/01/37 (A)	2,400	2,435
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	432
3.000%, 10/01/15	250	259
Houston, Independent School District, GO, PSF-GTD
2.500%, 06/01/30 (A)	5,600	5,746
Houston, Utility System Revenue Authority, Ser A, RB Callable 12/01/14 @ 100
0.580%, 05/15/34 (A)	1,100	1,101

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	43

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Jefferson County, Industrial Development Authority, Jefferson Refinery, RB
0.650%, 12/01/40 (A)	$7,000	$7,001
North East, Independent School District, Ser A, GO, PSF-GTD
1.000%, 08/01/43 (A)	2,000	2,005
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB Callable 03/03/14 @ 100
0.280%, 11/01/40 (A)	5,110	5,110
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB Callable 03/03/14 @ 100
0.280%, 12/01/39 (A)	2,000	2,000
0.280%, 04/01/40 (A)	700	700
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,768
San Antonio, Water System Revenue, RB
0.710%, 05/01/43 (A)	3,000	2,998
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	471
3.000%, 09/01/14	375	380
3.000%, 09/01/15	500	519
Tarrant County, Cultural Education Facilities Finance, Ser 2973, RB Callable 11/15/18 @ 100
0.230%, 11/15/29 (A)	7,000	7,000
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	1,755	1,897
Texas State, Municipal Gas Acquisition & Supply II, RB
0.500%, 09/15/17 (A)	690	687
Texas State, San Antonio Energy Acquisition, RB
5.250%, 08/01/15	1,000	1,051
Texas State, Transportation Commission, Ser B, RB Callable 03/03/14 @ 100
0.300%, 04/01/26 (A)	4,000	4,000
Texas State, Transportation Commission, Ser B, RB Callable 02/15/15 @ 100
1.250%, 08/15/42 (A)	2,000	2,010

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	$580	$584
2.000%, 10/01/15	355	354
2.000%, 10/01/16	575	568

		75,991

Virgin Islands — 0.3%
Virgin Islands, Public Finance Authority, Ser B, RB
3.000%, 10/01/15	3,000	3,064

Virginia — 2.2%
Caroline County, Industrial Development Authority, RB Callable 04/03/14 @ 100
4.000%, 08/01/16	1,820	1,866
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
1.930%, 08/01/38 (A)	2,000	2,001
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,337
Virginia State, Small Business Financing Authority, Hampton Roads Project, RB Pre-Refunded @ 102
9.000%, 07/01/14 (E)	17,000	17,791

		22,995

Washington — 1.1%
Energy Northwest
5.000%, 07/01/16	750	821
5.000%, 07/01/17	750	844
Port of Seattle, AMT, RB
4.000%, 06/01/16	500	533
Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	7,500	7,563
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/16	200	222
5.000%, 11/15/17	500	569
5.000%, 11/15/18	655	755

		11,307

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Wisconsin — 0.6%
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
4.000%, 07/15/15	$460	$478
Wisconsin State, Health & Educational Facilities Authority, Gunderson Lutheran Project, Ser A, RB
5.000%, 10/15/14	1,250	1,285
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/14	1,250	1,270
4.000%, 08/15/15	1,200	1,259
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/14	875	884
4.000%, 08/15/15	600	618
Wisconsin State, Health & Educational Facilities Authority, Southwest Health Center Project, Ser A, RB Pre-Refunded @ 100
6.125%, 04/01/14 (E)	875	879

		6,673

Total Municipal Bonds (Cost $1,048,101) ($ Thousands)		1,049,954

CASH EQUIVALENT — 1.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (F)	15,418,080	15,418

Total Cash Equivalent (Cost $15,418) ($ Thousands)		15,418

Total Investments — 100.7% (Cost $1,063,519) ($ Thousands)		$1,065,372

Percentages are based on Net Assets of $1,058,255 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Rate shown is the 7-day effective yield as of February 28, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,049,954	$—	$1,049,954
Cash Equivalent	15,418	—	—	15,418

Total Investments in Securities	$15,418	$1,049,954	$—	$1,065,372

For more information of valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	45

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.0%

California — 97.0%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,342
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,687
5.000%, 10/01/23	2,160	2,531
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,448
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,558
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,002
California State, Communities Development Authority, Ser A, RB, AGM
5.000%, 10/01/21	500	555
5.000%, 10/01/22	500	550
5.000%, 10/01/23	500	546
California State, Department of Water Resources, Ser H, RB Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,491
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,103
5.000%, 05/01/19	2,000	2,397

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	$700	$817
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16	2,775	3,081
5.000%, 07/01/18	1,175	1,388
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	505	565
4.000%, 10/01/21	500	554
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	261
5.000%, 09/01/21	325	381
5.000%, 09/01/22	800	955
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/22 @ 100
5.000%, 09/01/25	785	906
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,481
California State, GO
5.250%, 02/01/18	2,000	2,342
California State, GO Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,872
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,044
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,443
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,380
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/22 @ 100
5.000%, 06/01/25	400	440
5.000%, 06/01/26	350	378
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (A)	875	956

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Health Facilities Financing Authority, Ser A, RB Callable 11/15/22 @ 100
5.000%, 11/15/24	$1,000	$1,136
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,079
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,677
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,422
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,695
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,314
California State, University Systemwide Project, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,349
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,385
California State, Various Purposes, GO Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	6,226
California State, Various Purposes, GO Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,158
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,656
5.000%, 03/01/15	7,000	7,333
California State, Various Purposes, GO Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,966
Contra Costa, Transportation Authority, Ser B, RB Callable 03/01/20 @ 100
5.000%, 03/01/22	1,750	2,076
5.000%, 03/01/23	1,265	1,489
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	591

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/23	$845	$961
East Bay, Municipal Utility District, Ser B, RB
4.000%, 06/01/21	3,000	3,444
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/19	500	589
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,788
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,077
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,198
Kern, High School District, GO Callable 08/01/22 @ 100
5.000%, 08/01/26	1,000	1,123
Kern, High School District, GO Callable 08/01/23 @ 100
5.000%, 08/01/24	2,000	2,329
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,086
Long Beach, Community College District, Ser B, GO Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,324
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,385
Long Beach, Unified School District, Election 2008, Ser A, GO Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,369
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	4,500	5,444
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,769
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/2/20	1,500	1,601
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,366

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	47

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

February 28, 2014

,Description	Face Amount ($ Thousands)	Value ($ Thousands)
Los Angeles, Department of Airports, AMT, RB
Callable 05/15/22 @ 100
5.000%, 05/15/24	$1,425	$1,615
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,661
Los Angeles, Department of Water & Power, Ser C, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	750	899
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	2,932
Manteca, Water Revenue Authority, RB Callable 07/01/22 @ 100
5.000%, 07/01/24	1,500	1,708
Newport Beach, Hoag Memorial Hospital Project, RB Pre-Refunded @ 100
6.000%, 12/01/40 (B)	3,000	3,884
North Orange County, Community College District, GO, NATL Pre-Refunded @ 100
5.000%, 08/01/15 (B)	1,770	1,890
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	348
Palo Alto, Unified School District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,272
Sacramento, Unified School District, GO
5.000%, 07/01/21	1,125	1,329
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/23	3,465	3,985
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,370
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,820
San Diego County, Water Authority, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	5,857

Description	Face Amount ($ Thousands)	Value ($ Thousands)
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	$1,395	$1,692
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,968
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,172
5.000%, 05/15/24	1,000	1,126
San Francisco Bay Area, Toll Authority, RB Callable 04/01/22 @ 100
5.000%, 04/01/25	2,000	2,316
5.000%, 04/01/26	1,425	1,636
San Francisco Bay Area, Toll Authority, Ser F, RB Pre-Refunded @ 100
5.000%, 04/01/17 (B)	2,000	2,276
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,420
San Francisco City & County, Public Utilities Commission, Ser A, RB Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,287
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 10/01/22 @ 100
5.000%, 10/01/26	2,000	2,312
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,195
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,301
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	955
Santa Clara County, Fremont Union High School District, GO, NATL-RE FGIC Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,141
Santa Clara County, Ser B, GO
5.000%, 08/01/22	1,785	2,191
Santa Clara Valley, Transportation Authority, Ser A, RB Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,152

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Santa Monica-Malibu, Unified School District, GO Callable 08/01/23 @ 100
5.000%, 08/01/24	$1,055	$1,254
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,548
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	897
Sonoma-Marin, Area Rail Transit District, Ser A, RB Callable 03/01/22 @ 100
5.000%, 03/01/23	725	857
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, TA Callable 08/15/21 @ 102
5.000%, 08/15/23	725	816
5.000%, 08/15/24	1,000	1,110
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,233
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,204
Southern California, Metropolitan Water District, Ser B3, RB, NATL Pre-Refunded @ 100
5.000%, 10/01/14 (B)	4,160	4,276
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,741
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,198
University of California, Regents Medical Center Project, Ser A, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,068
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,527
University of California, Ser K, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,160
Upland, Community Redevelopment Agency, TA, AGM
4.000%, 09/01/18	1,000	1,104
Ventura County, Community College District, GO
5.000%, 08/01/16	500	556
Whittier, Union High School District, GO, NATL Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,580

Total Municipal Bonds (Cost $214,540) ($ Thousands)		223,698

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

CASH EQUIVALENT — 1.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (C)	$4,373,173	$4,373

Total Cash Equivalent (Cost $4,373) ($ Thousands)		4,373

Total Investments — 98.9% (Cost $218,913) ($ Thousands)		$228,071

Percentages are based on Net Assets of $230,702 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of February 28, 2014.

AMT — Alternative Minimum Tax (subject to)

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$223,698	$—	$223,698
Cash Equivalent	4,373	—	—	4,373

Total Investments in Securities	$4,373	$223,698	$—	$228,071

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	49

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.0%

Guam — 0.6%
Territory of Guam, Ser A, RB
5.000%, 01/01/18	$250	$278

Massachusetts — 96.3%
Beverly, Municipal Purpose Loan, Ser LN, GO Callable 01/15/20 @ 100
5.000%, 01/15/22	500	574
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,217
Cambridge, GO
5.000%, 01/01/20	300	360
Fall River, GO, AGM Callable 04/01/14 @ 100
5.250%, 02/01/15	95	95
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	430	512
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	95	97
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	602
5.000%, 07/01/22	500	605
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,224
Massachusetts Bay, Transportation Authority, Ser C
5.500%, 07/01/24	750	946
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	582
5.250%, 07/01/21	800	979
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	200	230

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	$500	$587
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,200
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/22	540	633
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	558
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	282
Massachusetts State, Development Finance Agency, Boston College Project, Ser R1, RB
5.000%, 07/01/17	485	552
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,182
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB Callable 10/01/19 @ 100
5.000%, 10/01/22	500	558
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	285
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	168
Massachusetts State, Development Finance Agency, Partners Health Care System Project, Ser K6, RB
5.000%, 07/01/16	500	552
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	595
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	296

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	$300	$335
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	250	256
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	586
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	556
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	556
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	500	542
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	543
Massachusetts State, Federal Highway Project, RB Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,193
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	587
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/19 @ 100
5.000%, 12/15/24	500	584
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	638
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,141
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	315

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	$500	$623
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	568
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	228
Massachusetts State, Health & Educational Facilities Authority, Partners Healthcare Project, Ser J2, RB
5.000%, 07/01/19	250	296
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/24	500	548
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL-RE FGIC
5.000%, 07/01/16	750	814
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	359
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/21	500	594
Massachusetts State, School Building Authority, School Building Project, Ser A, RB, AMBAC
5.000%, 08/15/17	500	575
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/17	500	571
5.000%, 08/15/21	1,000	1,204
5.000%, 05/15/23	1,000	1,206
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 08/15/19	500	599
Massachusetts State, School Building Authority, Ser A, RB Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,194
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/21	210	253

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	51

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	$500	$609
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	613
5.250%, 08/01/23	250	307
5.000%, 08/01/23	500	604
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	612
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,226
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	928
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	226
5.500%, 11/01/19	1,150	1,414
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	627
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	450	546
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,201
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	613
Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	500	593
Metropolitan Boston, Transit Parking Authority, RB Callable 07/01/21 @ 100
5.000%, 07/01/22	500	582
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	602

		44,238

Puerto Rico — 2.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	247

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	$5	$5
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	245
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	500	462

		959

Total Municipal Bonds (Cost $43,115) ($ Thousands)		45,475

CASH EQUIVALENT — 0.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (B)	92,292	92

Total Cash Equivalent (Cost $92) ($ Thousands)		92

Total Investments — 99.2% (Cost $43,207) ($ Thousands)		$45,567

Percentages are based on Net Assets of $45,917 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of February 28, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$45,475	$—	$45,475
Cash Equivalent	92	—	—	92

Total Investments in Securities	$92	$45,475	$—	$45,567

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

New Jersey — 90.3%
Bergen County, Ser C, GO
3.000%, 12/01/19	$1,500	$1,628
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	1,230	1,371
Burlington County, Bridge Commission, Governmental Loan Program, RB
5.000%, 10/01/20	1,200	1,414
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,864
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,340
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	1,985	2,348
4.000%, 11/01/21	2,500	2,836
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,124
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,146
4.000%, 09/01/18	460	512
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	550	608
Matawan-Aberdeen, Regional School District, GO Callable 09/15/21 @ 100
5.000%, 09/15/23	500	565
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	700	802
4.000%, 12/01/16	1,640	1,796

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/22	$1,065	$1,275
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	928
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,423
4.000%, 11/15/20	485	554
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	1,000	1,151
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB Callable 03/01/21 @ 100
5.250%, 09/01/26	2,000	2,243
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,615
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM Callable 07/01/18 @ 100
5.000%, 07/01/23	3,195	3,638
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,659
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	833
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,791
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/20	1,500	1,764
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21	975	1,190
5.250%, 09/01/21 (A)	25	31
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,220
5.000%, 09/01/20	1,220	1,462

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	53

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	$1,000	$1,117
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	2,100	2,478
New Jersey State, GO
5.250%, 08/01/21	2,000	2,433
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,161
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/25	1,000	1,079
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/14	260	263
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB Callable 07/01/15 @ 100
5.000%, 07/01/18	200	208
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,318
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,012
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB Callable 01/01/24 @ 100
5.000%, 07/01/26	1,000	1,113
New Jersey State, Institute of Technology, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/25	500	575
5.000%, 07/01/26	400	456
5.000%, 07/01/27	500	568
New Jersey State, Ser A, COP
5.000%, 06/15/18	1,250	1,447

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Ser Q, GO
5.000%, 08/15/20	$1,295	$1,555
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	3,009
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,407
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,912
5.250%, 12/15/21 (A)	15	19
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,244
New Jersey State, Turnpike Authority, Ser H, RB Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,152
North Hudson, Sewerage Authority, Ser A, RB Callable 06/01/22 @ 100
5.000%, 06/01/24	1,000	1,129
Ocean County, GO
4.000%, 08/01/19	710	805
Passaic County, GO
3.000%, 08/15/16	1,000	1,055
Rutgers University, Ser F, RB Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,192
5.000%, 05/01/22	1,000	1,134
South Jersey, Transportation Authority, Ser A1, RB
4.000%, 11/01/17	1,000	1,092
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,191
5.000%, 09/15/17	635	724

		82,979

New York — 5.0%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,406

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/23	$1,000	$1,200

		4,606

Pennsylvania — 2.8%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,746
5.000%, 07/01/16	730	798

		2,544

Total Municipal Bonds (Cost $86,335) ($ Thousands)		90,129

CASH EQUIVALENT — 1.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (C)	1,186,631	1,187

Total Cash Equivalent (Cost $1,187) ($ Thousands)		1,187

Total Investments — 99.4% (Cost $87,522) ($ Thousands)		$91,316

Percentages are based on Net Assets of $91,916 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of February 28, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$90,129	$—	$90,129
Cash Equivalent	1,187	—	—	1,187

Total Investments in Securities	$1,187	$90,129	$—	$91,316

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “ — “ are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	55

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.3%

Guam — 1.0%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$529
Territory of Guam, Ser A, RB
5.000%, 01/01/18	730	810

		1,339

New York — 94.8%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	695
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,113
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	964
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,116
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,639
Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,095
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC Callable 12/01/16 @ 100
5.000%, 12/01/17	500	550
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	1,600	1,904

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC Callable 11/15/17 @ 100
5.000%, 11/15/18	$1,000	$1,143
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 11/15/19	400	485
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/14	500	517
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	590
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/23 @ 100
5.000%, 11/15/24	1,300	1,529
Metropolitan New York, Transportation Authority, Ser F
5.000%, 11/15/22	1,000	1,174
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,155
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,176
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,595
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/21	1,035	1,227
New York & New Jersey, Port Authority, Ser 173, RB
5.000%, 12/01/20	1,000	1,192
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/23 @ 100
5.000%, 12/01/24	2,000	2,281
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,158

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	$1,215	$1,305
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,230
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,300
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL-RE FGIC Callable @ 100
5.000%, 07/01/15 (A)	1,975	2,100
New York City, Housing Development, Ser B1, RB
5.000%, 07/01/20	1,000	1,168
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17	500	570
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,639
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,186
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,111
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,926
New York City, Ser D, GO Callable 02/01/23 @ 100
5.000%, 08/01/23	2,000	2,348
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,294
5.000%, 08/01/19	2,000	2,370
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,184
New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	725	787
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,183
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,873
New York City, Ser H, GO, NATL-RE FGIC Callable 08/01/14 @ 100
5.000%, 08/01/15	750	765
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,171
New York City, Ser I, GO, NATL Callable 08/01/14 @ 100
5.000%, 08/01/17	495	505

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser I1, GO Callable 04/01/19 @ 100
5.000%, 04/01/20	$1,000	$1,158
New York City, Ser J1, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	330
New York City, Sub-Ser B1, GO Callable 09/01/18 @ 100
5.250%, 09/01/25	1,000	1,150
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (A)	75	82
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	388
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/19	1,650	1,968
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D, RB
5.000%, 11/01/17	750	867
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,182
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,177
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,789
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F1, RB
5.000%, 05/01/20	1,250	1,491
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	1,000	1,197
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,148

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	57

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	$500	$584
New York State, Dormitory Authority, Columbia University Project, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,098
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/18	1,000	1,181
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,230
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/23	500	586
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,765
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/16	655	716
New York State, Dormitory Authority, Hospital Special Surgery Project, RB Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,286
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,057
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,191
New York State, Dormitory Authority, Mental Health Project, RB, AGM Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,564
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,173

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC Callable 02/15/15 @ 100
5.000%, 08/15/19	$1,000	$1,041
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,094
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,122
5.000%, 07/01/18	795	912
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	123
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	552
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	740
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,136
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,172
New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,173
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	1,000	1,188
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/24	1,680	1,944
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,200

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	$500	$580
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	552
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	2,913
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 08/15/17	1,100	1,268
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/23 @ 100
5.000%, 06/15/24	2,000	2,393
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,178
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 02/15/20	1,000	1,200
5.000%, 08/15/21	1,150	1,396
New York State, Local Government Assistance Authority, Ser E, RB
6.000%, 04/01/14	355	357
New York State, Mortgage Agency, Higher Education Finance Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/20	155	170
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	602
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	1,000	1,171
4.000%, 04/01/16	270	290
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,172
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,159

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC Callable 10/01/15 @ 100
5.000%, 04/01/16	$2,000	$2,145
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,404
New York State, Urban Development Authority, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,181
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,731
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	281
5.000%, 12/15/17	1,000	1,158
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	520
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	520
Sales Tax Asset Receivable, Ser A, RB, NATL Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,028
Tobacco Settlement Financing, Ser B, RB Callable 06/01/16 @ 100
5.000%, 06/01/20	500	546
Town of Oyster Bay, Public Improvement Project, Ser A, GO
5.000%, 03/15/21	765	885
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,181
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/18	1,000	1,181
5.000%, 11/15/19	1,000	1,197
5.000%, 11/15/23	2,000	2,398
Utility Debt Securitization Authority, Ser TE, RB Callable 12/15/16 @ 100
5.000%, 12/15/18	1,000	1,121

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	59

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Westchester County, Health Care, Senior Lien, Ser B, RB
5.000%, 11/01/16	$1,000	$1,088
Westchester County, Ser C, GO
5.000%, 11/01/17	500	578
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	332

		131,944

Puerto Rico — 2.5%
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	479
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	10
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	490
5.500%, 07/01/18	1,000	899
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	565	491
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,156

		3,525

Total Municipal Bonds (Cost $132,481) ($ Thousands)		136,808

CASH EQUIVALENT — 1.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (B)	1,764,948	1,765

Total Cash Equivalent (Cost $1,765) ($ Thousands)		1,765

Total Investments — 99.5% (Cost $134,246) ($ Thousands)		$138,573

Percentages are based on Net Assets of $139,216 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of February 28, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$136,808	$—	$136,808
Cash Equivalent	1,765	—	—	1,765

Total Investments in Securities	$1,765	$136,808	$—	$138,573

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 95.8%

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,057

Pennsylvania — 91.6%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,155
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,161
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,063
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	835
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 06/01/18	1,000	1,148
5.000%, 12/01/19	500	587
Allegheny County, Sanitary Authority, RB, AGM Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,122
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,138
Bensalem Township, Water & Sewer Authority, RB Callable 04/03/14 @ 100
6.750%, 12/01/14 (A)	10	10
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,120

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bethel Park, Municipal Authority, RB
4.000%, 09/01/16	$1,055	$1,138
Bethel Park, School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,145
Bristol Townships, School District, GO
5.000%, 06/01/20	1,000	1,164
Bucks County, GO
5.000%, 12/01/20	1,000	1,202
Bucks County, Water & Sewer Authority, RB, AGM Callable 06/01/15 @ 100
5.000%, 06/01/16	680	714
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	586
Central Bucks, School District, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,761
Central Dauphin, School District, GO, NATL Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,425	1,579
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,194
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/20	1,035	1,150
Cumberland County, GO
5.000%, 05/01/19	550	648
Delaware County, Higher Education Authority, Haverford College Project, RB Callable 05/15/20 @ 100
5.000%, 11/15/21	775	899
Delaware River, Joint Toll Bridge Commission, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	1,500	1,714
5.000%, 07/01/25	1,000	1,121
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,096
Geisinger Authority, Health Systems, Health Systems Project, Ser C, RB Callable 03/03/14 @ 100
0.020%, 06/01/41 (C)	1,000	1,000
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,075

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	61

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/19	$1,060	$1,236
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,465
Monroeville, Finance Authority, RB Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,129
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, CIFG
5.000%, 05/01/16	1,140	1,240
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	961
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,023
Montgomery County, Ser C, GO Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,141
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,547
Penn State University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	950
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,210
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,000	1,175
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,805
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 04/03/14 @ 100
5.000%, 04/01/16	1,450	1,457
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,193
Pennsylvania State, GO Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,180

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB Callable 12/15/20 @ 100
5.000%, 12/15/21	$1,000	$1,143
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17	2,500	2,877
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,165
5.000%, 08/01/21	1,000	1,136
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,717
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,158
5.000%, 06/15/20	500	585
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB Callable 04/01/22 @ 100
5.000%, 04/01/23	500	575
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,629
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,125	3,714
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,158
Pennsylvania State, Ser 1, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,177
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,220

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Turnpike Commission, RB Callable 12/01/21 @ 100
5.000%, 12/01/23	$1,000	$1,133
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,220
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,307
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,146
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,498
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (A)	675	810
Philadelphia, GO, CIFG Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,098
Philadelphia, Municipal Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,148
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,140
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/18	500	583
5.000%, 01/01/23	1,225	1,434
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,104
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,165
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	468
Pittsburgh, Water & Sewer Authority, Ser A, AGM, RB
5.000%, 09/01/19	1,000	1,170
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	2,025
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	360	369

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Plum Boro, School District, Ser A, GO Callable 09/15/23 @ 100
5.000%, 09/15/24	$1,000	$1,149
Reading Area, Water Authority, RB, AGM Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,232
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,140
Spring-Ford, Area School District, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,052
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/23	400	480
Trinity Area, School District, GO, AGM
5.000%, 11/01/17	500	566
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	580
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,182
University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,174
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	592
West Chester Area, School District, Ser A, GO
5.000%, 05/15/23	1,000	1,212
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,098
West York Area, School District, GO
5.000%, 04/01/22	1,150	1,343
Westmoreland County, Ser A, GO
5.000%, 12/01/21	1,160	1,385
Westmoreland County, Ser A, GO Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,185
Willistown Township, Municipal Sewer Authority, RB Callable 04/03/14 @ 100
6.000%, 01/01/15 (A)	5	5
Wilson, School District, GO
4.000%, 05/15/18	1,200	1,342

		104,026

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	63

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 3.3%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB
5.000%, 07/01/21	$655	$466
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	479
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	820	1,003
5.500%, 07/01/19	180	176
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	704
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	925

		3,753

Total Municipal Bonds (Cost $105,383) ($ Thousands)		108,836

CASH EQUIVALENT — 3.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(D)	3,597,047	3,597

Total Cash Equivalent (Cost $3,597) ($ Thousands)		3,597

Total Investments — 99.0% (Cost $108,980) ($ Thousands)		$112,433

Percentages are based on Net Assets of $113,641 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Rate shown is the 7-day effective yield as of February 28, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$108,836	$—	$108,836
Cash Equivalent	3,597	—	—	3,597

Total Investments in Securities	$3,597	$108,836	$—	$112,433

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “ — “ are $0.

The accompanying notes are an integral part of the financial statements.

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 66.4%

Alabama — 2.0%
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB Callable 10/01/23 @ 105
6.500%, 10/01/53	$12,000	$12,260
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	748

		13,008

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	90
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,143

		1,233

Arizona — 0.8%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,433
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, RB Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,489
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	400	461

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	$250	$209
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	221
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	552

		5,365

California — 9.4%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	452
Bay Area, Toll Authority, Ser S-4, RB Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	7,419
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	400	415
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	559
California State, Economic Recovery Authority, Ser A, GO Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,106
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,096
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,064
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,163

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	65

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/23 @ 100
5.000%, 08/15/52	$6,625	$6,775
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,551
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,048
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,539
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	263
California State, Various Purposes, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,294
Chino, Public Financing Authority, SAB Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,299
5.000%, 09/01/30	1,000	1,003
5.000%, 09/01/34	900	884
Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B-3, RB Callable 07/15/22 @ 100
5.500%, 07/02/14 (B)	6,250	6,749
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	9,665	7,872
Imperial, Irrigation District, Ser C, RB Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,608
Long Beach, Towne Center Project, SAB Callable 10/01/18 @ 100
5.400%, 10/01/23	650	675
Palomar Pomerado, Health Care Authority, Ser D, COP Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,017

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/38 (C)	$5,410	$1,560
San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,055
San Francisco City & County, Successor Redevelopment Agency, Successor Agency Community Project, RB Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,020
South Placer, Wastewater Authority, Santee Cooper Project, Ser D, RB Callable 05/01/14 @ 100
0.860%, 03/06/14 (B)	1,800	1,801
Southern California, Tobacco Securitization Authority, Ser A1- SNR, RB Callable 06/01/14 @ 100
5.000%, 06/01/37	2,000	1,534
Southern California, Waterworks Revenue Authority, Metropolitan Water District Project, Ser A1, RB Callable 03/03/14 @ 100
0.030%, 03/06/14 (B)	600	600
Stockton, Public Financing Authority, Water Supply Project, Ser A, RB Callable 10/01/23 @ 100
6.250%, 10/01/38	1,500	1,654
6.250%, 10/01/40	1,000	1,099
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (C)	1,800	619

		61,793

Colorado — 1.5%
Colorado State, Catholic Health, Initiatives Project, RB
5.250%, 01/01/45	2,500	2,622
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	516

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	$2,000	$2,502
6.250%, 11/15/28	650	765
Denver, Regional Transportation District, Denver Transportation Partners Project, RB Callable 07/15/20 @ 100
6.000%, 01/15/34	500	527
E-470, Public Highway Authority, Ser C, RB Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,676

		9,608

Connecticut — 0.8%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, RB, AGM Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,110

Delaware — 0.3%
Delaware State, Economic Development Authority, Newark Charter School Project, RB Callable 03/01/22 @ 100
5.000%, 09/01/42	675	656
4.625%, 09/01/32	1,635	1,569

		2,225

Florida — 2.3%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB Callable 10/01/22 @ 102
8.000%, 10/01/32	500	579
8.000%, 10/01/42	1,000	1,147
Broward County, Airport System Revenue, Ser Q-1, RB Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,075
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	519
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	257

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Florida State, University Square Community Development District, Ser A1, SAB Callable 05/01/17 @ 100
5.875%, 05/01/38	$150	$150
Florida State, Village Community Development District No. 10, SAB Callable 05/01/23 @ 100
6.000%, 05/01/44	2,235	2,255
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB Callable 04/03/14 @ 100
5.300%, 05/01/37	1,500	1,354
Jacksonville, Electric System Revenue, Sub-Ser D, RB Callable 04/01/23 @ 100
5.000%, 10/01/23	2,100	2,490
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,574
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,015
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Callable 08/01/20 @ 100
5.875%, 08/01/40	500	514

		14,929

Georgia — 1.1%
Atlanta, Department of Aviation, Ser B, RB Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,099
5.000%, 01/01/42	3,000	3,120
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	549
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	508

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	67

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	$1,000	$1,131

		7,407

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB Callable 07/01/20 @ 100
5.750%, 07/01/40	500	532

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Callable 12/01/18 @ 100
6.250%, 12/01/33	250	282

Illinois — 2.2%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	234
Chicago, Midway Airport Revenue, Second Lien, Ser B, RB Pre-Refunded @ 100
5.000%, 01/01/34 (B)(D)	2,000	2,079
Chicago, O’Hare International Airport Revenue, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,184
5.250%, 01/01/18	1,500	1,728
Hillside Village, Mannheim Redevelopment Project, Ser Senior, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	504
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/21 @ 100
6.000%, 08/15/41	200	223
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	102

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	$1,000	$1,150
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB Callable 08/01/17 @ 100
5.500%, 08/01/37	250	265
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
6.000%, 06/01/28	6,000	6,804

		14,283

Indiana — 1.5%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB Callable 07/01/20 @ 100
5.000%, 07/01/40	375	384
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB Callable 07/01/23 @ 100
5.000%, 07/01/48	1,000	984
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,413
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
5.000%, 04/01/14 (B)	500	525
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,117
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,137
Vigo County, Hospital Authority, Union Hospital Project, RB Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,048

		9,608

Iowa — 3.0%
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB Callable 11/15/17 @ 100
5.500%, 11/15/27 (A)	250	103
5.500%, 11/15/37 (A)	900	369

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/18 @ 100
5.500%, 12/01/22	$10,000	$9,937
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/23 @ 100
5.250%, 12/01/25	10,000	9,668

		20,077

Kansas — 0.4%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	547
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,356
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 05/15/14 @ 103
5.125%, 05/15/42	1,200	1,069

		2,972

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,103
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/20 @ 100
6.375%, 06/01/40	500	525
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,029

		2,657

Louisiana — 1.0%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,724

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB Callable 11/01/20 @ 100
6.500%, 11/01/35	$750	$823
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,087
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	850
New Orleans, Aviation Board, Ser A1, RB, AGM Callable 01/01/19 @ 100
6.000%, 01/01/23	500	560
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,321

		6,365

Maine — 0.3%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 08/01/14 (B)	2,250	2,289

Maryland — 2.5%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,040
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB Callable 11/15/21 @ 100
5.000%, 11/15/51	4,500	4,665
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	10,581

		16,286

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	69

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.4%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Callable 07/01/20 @ 100
7.000%, 07/01/42	$1,500	$1,644
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	1,030	1,113

		2,757

Michigan — 0.6%
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	245
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,002
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	750	428
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, RB Callable 09/01/18 @ 100
8.250%, 09/01/39	500	602
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,519

		3,796

Minnesota — 1.2%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Callable 11/01/15 @ 100
6.000%, 11/01/37	100	92
Faribault, Senoir Housing Authority, Senior Living Project, Ser Senior RB Callable 05/01/18 @ 102
6.750%, 05/01/36	315	329
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	300	347

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	$1,000	$1,019
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	704
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,551
Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	1,000	1,160
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 05/15/14 (B)	2,000	2,255
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	487

		7,944

Missouri — 0.2%
Lees Summit, Summit Fair Project, TA Callable 04/01/19 @ 100
5.625%, 10/01/23	645	664
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/19 @ 100
6.875%, 11/01/39	250	257
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL Callable 01/01/16 @ 100
5.000%, 01/01/20	420	442

		1,363

Nebraska — 1.1%
Central Plains, Energy Project, Energy Project No.3, RB Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,055
Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/31	2,200	2,402

		7,457

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 2.8%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	$250	$226
New Jersey State, Economic Development Authority, Ser A, RB Callable 04/03/14 @ 100
6.000%, 05/15/28	210	187
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,085
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	18,000	13,716
New Jersey State, Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/34	4,000	3,033

		18,247

New Mexico — 0.3%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,097

New York — 4.3%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/43	500	537
6.250%, 07/15/40	1,500	1,605
Metropolitan New York, Transportation Authority, Ser D, RB Callable 11/15/22 @ 100
5.000%, 11/15/28	3,000	3,295
Metropolitan New York, Transportation Authority, Ser E, RB Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,607
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,096

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.382%, 03/01/14 (B)	$425	$345
2.372%, 03/01/14 (B)	400	332
2.172%, 03/01/14 (B)	250	250
New York State, Dormitory Authority, Build America Bonds, RB
5.427%, 03/15/39	1,000	1,127
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB Callable 07/01/20 @ 100
6.000%, 07/01/40	500	552
New York State, Dormitory Authority, Pace University Project, Ser A, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	600	573
5.000%, 05/01/38	500	455
New York State, Liberty Development Authority, World Trade Center Project, RB
0.230%, 03/01/14 (B)	1,000	1,000
New York State, Liberty Development Authority, Bank of America Tower Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,075
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,127
5.250%, 10/01/35	500	547
New York State, Liberty Development Authority, Ser DD, RB Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,146
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,311
New York State, TSASC, Ser 1, RB Callable 06/01/16 @ 100
5.125%, 06/01/42	4,160	3,180
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	1,920

		28,080

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	71

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 0.8%
Charlotte, Ser C, COP Callable 06/01/23 @ 100
5.000%, 06/01/30	$1,115	$1,234
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	560
North Carolina State, Eastern Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,088
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	260
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/20 @ 100
6.000%, 11/01/39	1,335	1,352
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	569

		5,063

Ohio — 4.9%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 06/01/17 @ 100
6.500%, 06/01/47	22,865	20,278
6.000%, 06/01/42	1,435	1,178
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB Callable 11/01/20 @ 100
5.500%, 11/01/40	500	513
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,198
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,028
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB Pre-Refunded @ 100
6.750%, 01/15/15 (D)	500	528

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio State, Turnpike Commission, RB Callable 02/15/23 @ 100
5.000%, 02/15/28	$3,000	$3,316

		32,039

Oklahoma — 0.1%
Oklahoma State, Turnpike Authority, Ser F, RB Callable 03/03/14 @ 100
0.030%, 03/01/14 (B)	900	900

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Callable 09/01/20 @ 100
6.375%, 09/01/40	150	156

Pennsylvania — 2.1%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	253
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,613
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	250	256
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	870
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,027
Delaware River, Port Authority, Port District Project, RB Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,394
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	254

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/43	$250	$251
Philadelphia Hospitals & Higher Education Facilities Authority, Ser A Callable 07/01/22 @ 100
5.625%, 07/01/36	1,975	1,741
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB Callable 07/01/22 @ 100
5.625%, 07/01/42	1,000	861
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	985
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	239
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,071
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	284

		14,099

South Carolina — 4.2%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,050
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,244
South Carolina State, Public Service Authority, Ser E, RB Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	21,334

		27,628

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Dakota — 0.3%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB Callable 12/01/17 @ 100
5.500%, 12/01/35	$2,000	$1,886

Tennessee — 1.2%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/38	500	543
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,253
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,196
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,279

		8,271

Texas — 8.7%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB Callable 04/03/14 @ 101
6.300%, 07/01/32 (B)	375	12
Central Texas, Regional Mobility Authority, Senior Lien, RB Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,058
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,026
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB Callable 12/01/20 @ 100
6.125%, 12/01/40	500	532
Grand Parkway Transportation, Sub-Ser B, RB Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	7,182

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	73

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	$750	$826
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/14	500	522
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB Callable 11/15/22 @ 100
4.750%, 11/15/46	2,725	2,595
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB Pre-Refunded @ 100
7.250%, 12/01/18 (D)	250	323
Harrison County, Health Facilities Development Authority, RB
4.000%, 07/01/14	1,000	1,008
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB Callable 04/03/14 @ 100
6.125%, 07/15/27	1,000	1,000
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB Callable 04/03/14 @ 100
6.125%, 07/15/27	1,020	1,020
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser E, AMT, RB Callable 04/03/14 @ 100
6.750%, 07/01/29	1,000	1,002
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, AMT, RB Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,159
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,696

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	$170	$172
North Texas, Tollway Authority, Ser A, RB Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,239
North Texas, Tollway Authority, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	250	275
North Texas, Tollway Authority, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,276
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/19 @ 100
6.500%, 08/15/39	500	539
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB Callable 01/01/22 @ 100
5.500%, 01/01/32	500	487
5.125%, 01/01/41	500	440
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/20 @ 100
6.700%, 08/15/40	500	549
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	500	565
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	748
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	17,430	20,857
Texas State, Municipal Gas Acquisition & Supply III, RB Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	5,161

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wise County, Parker County Junior College District Project, RB Callable 08/15/21 @ 100
8.000%, 08/15/34	$1,000	$1,119

		57,388

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	428

Vermont — 0.3%
Vermont State, Economic Development Authority, Casella Waste System Project, AMT, RB Callable 04/03/14 @ 100
4.750%, 04/01/14 (B)	1,500	1,452
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	842

		2,294

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	893
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Pre-Refunded @ 100
5.250%, 10/01/37 (D)	500	583
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 07/01/17 @ 100
6.000%, 06/01/43	124	106
2.000%, 10/01/48	40	1
Lewistown, Commerce Center Community Development Authority, RB (A) Callable 03/01/18 @ 100
6.050%, 03/01/27	250	100
Virginia State, Shops at White Oak Village, Community Development Authority, SAB
5.300%, 03/01/17	88	90

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB Callable 07/01/22 @ 100
5.500%, 01/01/42	$3,500	$3,584

		5,357

Washington — 2.0%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	469
4.000%, 12/01/17	480	491
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,522
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	400	450
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,510
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	880
Washington State, Tobacco Settlement Authority, RB Callable 06/01/22 @ 100
5.250%, 06/01/33	2,500	2,623
Washington State, Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.250%, 06/01/32	5,000	5,239

		13,184

West Virginia — 0.2%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/14 (B)	1,000	1,012

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	75

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2014

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB Callable 10/01/21 @ 103
9.125%, 10/01/41	$500	$603

		1,615

Total Municipal Bonds (Cost $422,018) ($ Thousands)		438,078

PREFERRED STOCK — 14.7%

Financials — 13.1%
Aegon
6.875%	3,053	76
6.500%	10,002	249
6.375%	126,015	3,134
4.000% (B)	13,100	277
Allstate
6.750%	70,029	1,795
6.625%	46,500	1,155
5.625%	85,136	1,971
Arch Capital Group
6.750%	109,817	2,745
Aspen Insurance Holdings
7.250%	342	9
5.950% (B)	50,200	1,252
Astoria Financial
6.500%	30,931	733
Axis Capital Holdings
6.875%	74,467	1,881
5.500%	70,700	1,437
Bank of America
6.375%	23,154	574
6.204%	31,300	773
Bank of New York Mellon
5.200%	50,131	1,111
Barclays Bank PLC
8.125%	39,930	1,034
7.750%	58,700	1,512
7.100%	8,900	228
6.625%	12,500	314
BB&T
5.625%	80,297	1,770
5.200%	9,617	198
Capital One Financial
6.000%	5,200	120
Charles Schwab
6.000%	1,600	39
Citigroup
7.125% (B)	18,301	488
5.800%	61,100	1,376
City National
5.500%	51,823	1,093

Description	Shares	Value ($ Thousands)
Cullen
5.375%	30,953	$675
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	3,079
Deutsche Bank Contingent Capital Trust III
7.600%	28,500	754
Fifth Third Bancorp
6.625% (B)	70,000	1,857
First Niagara Financial Group
8.625% (B)	34,000	960
FirstMerit
5.875%	26,878	596
Goldman Sachs Group
6.200%	30,850	745
5.950%	62,100	1,428
5.500% (B)	3,664	87
4.000% (B)	43,300	852
HSBC Holdings PLC
8.000%	36,600	981
6.200%	65,200	1,627
HSBC USA
6.500%	35,026	872
4.500% (B)	27,970	711
2.858%	58,340	2,718
ING Groep
7.200%	2,900	74
7.050%	47,677	1,212
6.375%	57,500	1,414
6.200%	3,000	74
6.125%	38,164	931
JPMorgan Chase
6.700%	38,315	961
5.500%	15,800	345
KeyCorp
7.750%	5,000	639
M&T Bank
6.375% (E)	2,700	2,681
MetLife
6.500%	142,069	3,584
4.000% (B)	18,900	419
Morgan Stanley
7.125% (B)	14,256	381
Morgan Stanley Group
4.000% (B)	161,113	3,150
National Westminster Bank PLC
7.763%	10,623	274
PartnerRe
7.250%	30,396	785
5.875%	68,439	1,482
PNC Financial Services Group
6.125% (B)	25,490	665

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Description	Shares	Value ($ Thousands)
Principal Financial Group
6.518% (B)	5,900	$148
5.563% (B)	5,000	508
Prudential PLC
6.750%	63,750	1,625
6.500%	7,945	202
RenaissanceRe Holdings
5.375%	88,684	1,798
Royal Bank of Scotland Group PLC
6.400%	4,680	107
5.750%	118,650	2,508
Santander Finance
10.500%	1,815	49
State Street
5.900% (B)	60,000	1,524
5.250%	72,463	1,595
SunTrust Banks
5.875%	5,019	112
TCF Financial
7.500%	22,827	581
Texas Capital Bancshares
6.500%	54,000	1,251
US Bancorp
6.500% (B)	2,272	63
6.000% (B)	75,000	2,067
5.150%	57,354	1,260
3.500% (B)	16,800	730
Wells Fargo
7.500%	2,861	3,370
6.625% (B)	5,000	134
5.850% (B)	120,000	2,975

		86,964

Utilities — 1.6%
Alabama Power
6.450%	42,000	1,117
Georgia Power
6.500%	15,000	1,560
Gulf Power
6.450%	9,000	898
6.000%	6,000	600
5.600%	20,000	1,759
Interstate Power & Light
5.100%	120,460	2,685
NSTAR Electric
4.780%	10,708	1,017
Washington Gas Light
4.800%	1,000	101
Wisconsin Public Service
6.880%	5,000	501

		10,238

Total Preferred Stock (Cost $88,821) ($ Thousands)		97,202

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE BONDS — 6.0%

Financials — 6.0%
AXA (B)
6.463%, 12/14/18	$2,400	$2,502
6.379%, 12/14/36	1,000	1,037
Bank of America
8.125%, 05/15/18	2,000	2,280
Barclays Bank PLC (B)
6.278%, 12/15/34	500	493
BNP Paribas (B)
7.195%, 06/29/49	3,300	3,494
Charles Schwab (B)
7.000%, 08/01/14	2,600	2,964
Citigroup (B)
5.900%, 05/15/14	1,300	1,277
8.400%, 04/30/18	2,000	2,211
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	529
General Electric Capital (B)
6.250%, 12/15/49	1,400	1,501
HBOS Capital Funding (B)
6.071%, 06/30/14	2,500	2,506
JPMorgan Chase (B)
6.750%, 04/01/14	2,300	2,398
6.000%, 12/29/49	3,000	2,985
PNC Financial Services Group (B)
6.750%, 05/01/14	2,500	2,678
Rabobank Nederland (B)
11.000%, 12/31/49	4,400	5,808
Societe Generale (B)
5.922%, 04/05/14	1,000	1,070
Standard Chartered PLC (B)
7.014%, 07/30/37	2,700	2,876
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	732

Total Corporate Bonds (Cost $34,577) ($ Thousands)		39,341

U.S. TREASURY OBLIGATIONS — 9.9%
U.S Treasury Bills (C)
0.063%, 08/21/14	9,200	9,197
0.061%, 08/14/14	300	300
0.053%, 07/17/14	8,300	8,298
0.048%, 07/24/14	1,600	1,600
0.043%, 07/03/14	2,000	2,000
0.043%, 04/17/14	1,300	1,300
0.048%, 08/07/14	400	400

		23,095

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	77

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

February 28, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
U.S. Treasury Notes
0.500%, 08/15/14	$2,100	$2,104
0.500%, 10/15/14	1,700	1,704
0.375%, 11/15/14	900	902
0.250%, 08/31/14	11,200	11,209
0.250%, 11/30/14	10,900	10,910
0.250%, 01/31/15	11,400	11,411
0.125%, 07/31/14	3,200	3,200
0.025%, 05/08/14	600	600

		42,040

Total U.S. Treasury Obligations (Cost $65,127) ($ Thousands)		65,135

CASH EQUIVALENT — 1.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%† (F)	12,493,210	12,493

Total Cash Equivalent (Cost $12,493) ($ Thousands)		12,493

Total Investments — 98.9% (Cost $623,036) ($ Thousands)		$652,249

Percentages are based on Net Assets of $659,712 ($ Thousands).

A list of outstanding centrally cleared swap agreements held by the Fund at February 28, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Goldman Sachs	0.04%	3M LIBOR	12/18/43	27,700	$(1,462)
Goldman Sachs	0.03%	3M LIBOR	06/19/43	16,700	(269)

					$(1,731)

†	Investment in Affiliated Security (see Note 2).

(A)	Security in default on interest payment.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2014. The coupon on a step bond changes on a specified date.

(F)	Rate shown is the 7-day effective yield as of February 28, 2014.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

LIBOR — London Inter-Bank Offer Rate

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$68,474	$28,728	$—	$97,202
U.S. Treasury Obligations	—	65,135	—	65,135
Corporate Bonds	—	39,341	—	39,341
Municipal Bonds	—	438,078	—	438,078
Cash Equivalent	12,493	—	—	12,493

Total Investments in Securities	$80,967	$571,282	$—	$652,249

Other Financial Instruments *	Level 1	Level 2	Level 3	Total
Interest Rate Swaps	$—	$(1,731)	$—	$(1,731)

Total Other Financial Instruments	$—	$(1,731)	$—	$(1,731)

*	Swap contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

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Statements of Assets and Liabilities ($ Thousands)

February 28, 2014 (Unaudited)

	Tax Free Fund		Institutional Tax Free Fund		Intermediate-Term Municipal Fund		Short Duration Municipal Fund
ASSETS:
Investments, at value †	$1,020,883		$993,123		$1,186,694		$1,049,954
Affiliated investment, at value ††	—		—		11,373		15,418
Cash	1,038		413		—		—
Dividends and interest receivable	1,245		1,266		13,421		6,535
Prepaid expenses	17		23		26		24
Receivable for investment securities sold	—		—		6,088		—
Receivable for fund shares sold	—		—		1,206		2,825
Cash pledged as collateral for swap contracts	—		—		—		—
Variation margin receivable	—		—		—		—
Total Assets	1,023,183		994,825		1,218,808		1,074,756
LIABILITIES:
Payable for investment securities purchased	4,460		4,000		6,193		14,320
Investment advisory fees payable	34		24		303		226
Trustees fees payable	6		8		10		9
Chief Compliance Officer fees payable	2		3		3		3
Administration fees payable	—		—		249		220
Shareholder servicing fees payable	—		—		—		—
Income distribution payable	—		9		324		78
Payable for fund shares redeemed	—		—		1,062		1,549
Payable to custodian	—		—		—		—
Variation margin payable	—		—		—		—
Accrued expense payable	69		103		118		96
Total Liabilities	4,571		4,147		8,262		16,501
Net Assets	$1,018,612		$990,678		$1,210,546		$1,058,255
†Cost of investments	$1,020,883		$993,123		$1,133,949		$1,048,101
††Cost of affiliated investment	—		—		11,373		15,418
NET ASSETS:
Paid-in capital — (unlimited authorization — no par value)	$1,018,606		$990,667		$1,161,934		$1,057,354
Undistributed (Distributions in excess of) net investment income	—		—		23		567
Accumulated net realized gain (loss) on investments and swap contracts	6		11		(4,156)		(1,519)
Net unrealized appreciation on investments	—		—		52,745		1,853
Net unrealized depreciation on swap contracts	—		—		—		—
Net Assets	$1,018,612		$990,678		$1,210,546		$1,058,255
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$11.53		$10.05
	($1,018,612,154 ÷ 1,018,755,274 shares	)	($810,073,389 ÷ 810,237,512 shares	)	($1,210,546,493 ÷ 104,960,413 shares	)	($1,058,254,634 ÷ 105,312,742 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	N/A		$1.00		N/A		N/A
			($178,064,659 ÷ 178,062,106 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	N/A		$1.00		N/A		N/A
			($2,539,690 ÷ 2,544,638 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A—Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

California Municipal Bond Fund		Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax- Advantaged Income Fund

$223,698		$45,475	$90,129		$136,808		$108,836		$639,756
4,373		92	1,187		1,765		3,597		12,493
—		—	—		—		—		—
3,023		403	915		1,400		1,281		7,310
5		1	2		3		2		14

—		—	1,583		—		—		—
486		8	11		20		92		887

—		—	—		—		—		3,091
—		—	—		—		—		64
231,585		45,979	93,827		139,996		113,808		663,615

587		—	1,759		586		—		2,621
69		12	27		40		31		374
2		—	1		1		1		5
1		—	—		—		—		2
42		9	17		25		9		—
—		1	—		3		10		—
52		9	9		26		55		299
98		26	89		86		50		531
9		—	—		—		—		—
—		—	—		—		—		12
23		5	9		13		11		59
883		62	1,911		780		167		3,903
$230,702		$45,917	$91,916		$139,216		$113,641		$659,712
$214,540		$43,115	$86,335		$132,481		$105,383		$610,543
4,373		92	1,187		1,765		3,597		12,493

$221,455		$43,593	$88,017		$134,864		$111,529		$635,449

(11)		(2)	(8)		(13)		(9)		(608)

100		(34)	113		38		(1,332)		(2,611)

9,158		2,360	3,794		4,327		3,453		29,213

—		—	—		—		—		(1,731)
$230,702		$45,917	$91,916		$139,216		$113,641		$659,712

$10.76		$10.63	$10.55		$10.70		$10.67		$9.77
($230,702,023 ÷ 21,443,143 shares	)	($45,916,681 ÷ 4,319,311 shares )	($91,916,209 ÷ 8,713,898 shares	)	($139,215,532 ÷ 13,013,103 shares	)	($90,264,869 ÷ 8,457,642 shares	)	($659,712,462 ÷ 67,496,364 shares )

N/A		N/A	N/A		N/A		$10.68		N/A
							($23,375,830 ÷ 2,189,372 shares	)

N/A		N/A	N/A		N/A		N/A		N/A

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	81

Statements of Operations ($ Thousands)

For the six-month period ended February 28, 2014 (Unaudited)

	Tax Free Fund	Institutional Tax Free Fund	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$392	$478	$19,316	$6,515
Dividend Income	—	—	—	—
Dividends from Affiliated Investments*	—	—	1	1
Total Investment Income	392	478	19,317	6,516
Expenses:
Administration Fees	1,499	1,732	1,351	1,226
Shareholder Servicing Fees — Class A	1,039	977	1,405	1,275
Administrative and Shareholder Servicing Fees — Class B(1)	—	263	—	—
Administrative and Shareholder Servicing Fees — Class C(1)	—	8	—	—
Investment Advisory Fees	167	192	1,857	1,686
Trustees’ Fees	9	13	15	14
Chief Compliance Officer Fees	3	4	5	4
Professional Fees	22	30	36	32
Printing Fees	21	28	34	31
Pricing Fees	21	31	34	30
Custodian/Wire Agent Fees	16	23	24	20
Registration Fees	12	17	19	16
Other Expenses	14	20	24	21
Total Expenses	2,823	3,338	4,804	4,355
Less, Waiver of:
Administration Fees	(1,434)	(1,709)	—	—
Shareholder Servicing Fees — Class A	(1,039)	(977)	(968)	(825)
Administrative and Shareholder Servicing Fees — Class B	—	(263)	—	—
Administrative and Shareholder Servicing Fees — Class C	—	(8)	—	—
Investment Advisory Fees	—	—	(275)	(298)
Net Expenses	350	381	3,561	3,232
Net Investment Income	42	97	15,756	3,284
Net Realized Gain (Loss) on:
Investments	2	17	(3,184)	(571)
Swap Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	—	40,316	3,651
Swap Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$44	$114	$52,888	$6,364

*	See Note 2 in the Notes to Financial Statements.
(1)	Indicates class specific Administrative and Shareholder Servicing Fees.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$3,157	$655	$1,273	$1,802	$1,539	$12,159
—	—	—	—	—	2,678
—	—	—	—	—	1
3,157	655	1,273	1,802	1,539	14,838

257	52	103	156	107	1,045
268	54	107	163	103	747
—	—	—	—	36	—
—	—	—	—	—	—
354	71	142	215	186	1,493
3	1	1	2	1	8
1	—	—	1	—	3
7	2	3	4	4	19
6	1	3	4	3	18
6	1	3	4	3	16
5	1	2	3	3	16
4	1	2	2	2	9
4	1	2	3	2	12
915	185	368	557	450	3,386

(1)	—	(1)	(1)	(54)	(62)
(228)	(35)	(92)	(124)	(8)	(623)
—	—	—	—	(26)	—
—	—	—	—	—	—
(40)	(13)	(16)	(39)	(43)	(124)
646	137	259	393	319	2,577
2,511	518	1,014	1,409	1,220	12,261

238	(23)	113	38	(71)	(5,252)
—	—	—	—	—	2,980

7,072	1,419	1,847	2,994	2,372	38,061
—	—	—	—	—	(4,079)
$9,821	$1,914	$2,974	$4,441	$3,521	$43,971

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	83

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended February 28, 2014 (Unaudited) and the year ended August 31, 2013

	Tax Free Fund		Institutional Tax Free Fund
	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013
Operations:
Net Investment Income	$42	$63	$97	$200
Net Realized Gain (Loss) on Investments	2	4	17	32
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	44	67	114	232
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(42)	(66)	(78)	(162)
Class B	N/A	N/A	(18)	(37)
Class C	N/A	N/A	—	(1)
Net Realized Gains
Class A	—	—	(33)	—
Class B	N/A	N/A	(7)	—
Class C	N/A	N/A	—	—
Total Dividends and Distributions	(42)	(66)	(136)	(200)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	3,099,485	5,066,729	1,519,952	3,566,840
Reinvestment of Dividends & Distributions	40	63	45	74
Cost of Shares Redeemed	(2,772,288)	(4,931,125)	(1,468,109)	(3,587,018)
Net Increase (Decrease) from Class A Transactions	327,237	135,667	51,888	(20,104)
Class B:
Proceeds from Shares Issued	N/A	N/A	252,703	633,705
Reinvestment of Dividends & Distributions	N/A	N/A	14	22
Cost of Shares Redeemed	N/A	N/A	(246,113)	(625,600)
Net Increase from Class B Transactions	N/A	N/A	6,604	8,127
Class C:
Proceeds from Shares Issued	N/A	N/A	8,501	24,433
Reinvestment of Dividends & Distributions	N/A	N/A	—	—
Cost of Shares Redeemed	N/A	N/A	(10,270)	(23,931)
Net Increase (Decrease) from Class C Transactions	N/A	N/A	(1,769)	502
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	327,237	135,667	56,723	(11,475)
Net Increase (Decrease) in Net Assets	327,239	135,668	56,701	(11,443)
NET ASSETS:
Beginning of Period	691,373	555,705	933,977	945,420
End of Period	$1,018,612	$691,373	$990,678	$933,977
Undistributed (Distributions in excess of) net investment income	$—	$—	$—	$(1)
(1)	For Capital Share Transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

84	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Intermediate- Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013

$15,756	$28,412	$3,284	$6,070	$2,511	$4,869
(3,184)	5,718	(571)	(306)	238	1,169

40,316	(66,783)	3,651	(4,899)	7,072	(12,507)
52,888	(32,653)	6,364	865	9,821	(6,469)

(15,823)	(28,296)	(3,147)	(5,810)	(2,526)	(4,868)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

—	—	—	—	(1,307)	(1,293)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
(15,823)	(28,296)	(3,147)	(5,810)	(3,833)	(6,161)

215,892	334,901	251,016	572,009	39,681	79,398
13,911	24,889	2,674	4,984	3,391	5,446
(129,877)	(235,616)	(205,354)	(327,972)	(25,887)	(41,398)
99,926	124,174	48,336	249,021	17,185	43,446

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

99,926	124,174	48,336	249,021	17,185	43,446
136,991	63,225	51,553	244,076	23,173	30,816

1,073,555	1,010,330	1,006,702	762,626	207,529	176,713
$1,210,546	$1,073,555	$1,058,255	$1,006,702	$230,702	$207,529
$23	$90	$567	$430	$(11)	$4

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	85

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended February 28, 2014 (Unaudited) and the year ended August 31, 2013

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund
	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013
Operations:
Net Investment Income	$518	$1,021	$1,014	$1,993
Net Realized Gain (Loss) on Investments and Swap Contracts	(23)	265	113	198
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	1,419	(2,746)	1,847	(4,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,914	(1,460)	2,974	(1,811)
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(523)	(1,019)	(1,024)	(1,991)
Class B	N/A	N/A	N/A	N/A
Net Realized Gains
Class A	(193)	(203)	(81)	(260)
Class B	N/A	N/A	N/A	N/A
Total Dividends and Distributions	(716)	(1,222)	(1,105)	(2,251)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	4,870	9,995	13,894	23,819
Reinvestment of Dividends & Distributions	642	1,098	1,042	2,112
Cost of Shares Redeemed	(2,620)	(7,334)	(8,152)	(15,201)
Net Increase from Class A Transactions	2,892	3,759	6,784	10,730
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Increase (Decrease) from Class B Transactions	N/A	N/A	N/A	N/A
Net Increase in Net Assets from Capital Shares Transactions	2,892	3,759	6,784	10,730
Net Increase in Net Assets	4,090	1,077	8,653	6,668
NET ASSETS:
Beginning of Period	41,827	40,750	83,263	76,595
End of Period	$45,917	$41,827	$91,916	$83,263
Undistributed (Distributions in excess of) net investment income	$(2)	$3	$(8)	$2
(1)	For Capital Share Transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

86	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013

$1,409	$2,636	$1,220	$2,427	$12,261	$21,000
38	571	(71)	53	(2,272)	2,503

2,994	(6,203)	2,372	(5,005)	33,982	(46,884)
4,441	(2,996)	3,521	(2,525)	43,971	(23,381)

(1,427)	(2,631)	(949)	(1,766)	(12,170)	(20,476)
N/A	N/A	(291)	(656)	N/A	N/A

(330)	(718)	—	—	(1,898)	—
N/A	N/A	—	—	N/A	N/A
(1,757)	(3,349)	(1,240)	(2,422)	(14,068)	(20,476)

19,073	34,895	19,532	26,459	144,244	278,991
1,566	3,000	848	1,537	12,016	17,356
(8,570)	(18,847)	(8,592)	(11,716)	(91,220)	(117,056)
12,069	19,048	11,788	16,280	65,040	179,291

N/A	N/A	1,313	4,899	N/A	N/A
N/A	N/A	32	75	N/A	N/A
N/A	N/A	(2,378)	(3,199)	N/A	N/A
N/A	N/A	(1,033)	1,775	N/A	N/A
12,069	19,048	10,755	18,055	65,040	179,291
14,753	12,703	13,036	13,108	94,943	135,434

124,463	111,760	100,605	87,497	564,769	429,335
$139,216	$124,463	$113,641	$100,605	$659,712	$564,769
$(13)	$5	$(9)	$11	$(608)	$(699)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	87

Financial Highlights

For the six-month period ended February 28, 2014 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax Free Fund
Class A
2014@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.00%	$1,108,612	0.08	%(1)	0.68%	0.01%	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.01	691,373	0.16	(1)	0.68	0.01	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.01	555,705	0.23	(1)	0.69	0.01	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.03	584,917	0.30	(1)	0.69	0.01	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.03	624,432	0.36	(2)	0.70	0.03	N/A
2009	1.00	0.010	—	0.010	(0.010)	—	(0.010)	1.00	1.06	981,847	0.48	(2)(3)	0.72	1.01	N/A
Institutional Tax Free Fund
Class A
2014@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$810,073	0.08	%(1)	0.68%	0.02%	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	758,204	0.15	(1)	0.68	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	778,284	0.22	(1)	0.69	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	781,975	0.27	(1)	0.69	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.08	830,532	0.29	(2)	0.70	0.09	N/A
2009	1.00	0.012	—	0.012	(0.012)	—	(0.012)	1.00	1.22	1,109,466	0.37	(2)(4)	0.72	1.14	N/A
Class B
2014@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$178,065	0.08	%(1)	0.73%	0.02%	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	171,465	0.15	(1)	0.73	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	163,330	0.22	(1)	0.74	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	176,468	0.27	(1)	0.74	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.07	178,900	0.30	(2)	0.74	0.07	N/A
2009	1.00	0.009	—	0.009	(0.009)	—	(0.009)	1.00	0.94	241,788	0.64	(2)(4)	0.75	0.93	N/A
Class C
2014@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$2,540	0.08	%(1)	0.93%	0.02%	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	4,308	0.15	(1)	0.93	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	3,806	0.22	(1)	0.94	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	2,994	0.27	(1)	0.93	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	5,710	0.31	(2)	0.95	0.07	N/A
2009	1.00	0.008	—	0.008	(0.008)	—	(0.008)	1.00	0.78	14,699	0.81	(2)(4)	0.92	0.82	N/A
Intermediate-Term Municipal Fund
Class A
2014@	$11.16	$0.16	$0.37	$0.53	$(0.16)	$—	$(0.16)	$11.53	4.76%	$1,210,546	0.63%		0.85%	2.80%	7%
2013	11.81	0.32	(0.65)	(0.33)	(0.32)	—	(0.32)	11.16	(2.92)	1,073,555	0.63		0.85	2.70	24
2012	11.39	0.35	0.42	0.77	(0.35)	—	(0.35)	11.81	6.83	1,010,330	0.64		0.86	2.98	27
2011	11.48	0.38	(0.09)	0.29	(0.38)	—	(0.38)	11.39	2.62	932,396	0.63		0.86	3.37	23
2010	10.83	0.38	0.65	1.03	(0.38)	—	(0.38)	11.48	9.71	937,231	0.63		0.86	3.45	20
2009	10.70	0.38	0.13 ††	0.51	(0.38)	—	(0.38)	10.83	4.92	812,639	0.63		0.86	3.61	36
Short Duration Municipal Fund
Class A
2014@	$10.02	$0.03	$0.03	$0.06	$(0.03)	$—	$(0.03)	$10.05	0.61%	$1,058,255	0.63%		0.85%	0.64%	15%
2013	10.07	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.02	0.17	1,006,702	0.63		0.85	0.69	42
2012	10.08	0.11	(0.01)	0.10	(0.11)	—	(0.11)	10.07	1.03	762,626	0.64		0.86	1.09	42
2011	10.11	0.14	(0.03)	0.11	(0.14)	—	(0.14)	10.08	1.06	614,293	0.63		0.86	1.36	69
2010	10.16	0.18	—	0.18	(0.18)	(0.05)	(0.23)	10.11	1.79	572,521	0.63		0.86	1.75	33
2009	10.06	0.27	0.10	0.37	(0.27)	—	(0.27)	10.16	3.70	434,025	0.63		0.86	2.68	68
California Municipal Bond Fund
Class A
2014@	$10.47	$0.12	$0.35	$0.47	$(0.12)	$(0.06)	$(0.18)	$10.76	4.61%	$230,702	0.60%		0.85%	2.34%	4%
2013	11.13	0.27	(0.58)	(0.31)	(0.27)	(0.08)	(0.35)	10.47	(2.92)	207,529	0.60		0.85	2.47	10
2012	10.78	0.32	0.35	0.67	(0.32)	—	(0.32)	11.13	6.27	176,713	0.61		0.86	2.89	20
2011	10.85	0.34	(0.07)	0.27	(0.34)	—	(0.34)	10.78	2.64	171,933	0.60		0.86	3.20	12
2010	10.24	0.35	0.61	0.96	(0.35)	—	(0.35)	10.85	9.56	165,191	0.60		0.86	3.36	7
2009	10.22	0.34	0.06 ††	0.40	(0.34)	(0.04)	(0.38)	10.24	4.11	145,833	0.60		0.86	3.40	25
Massachusetts Municipal Bond Fund
Class A
2014	$10.34	$0.12	$0.34	$0.46	$(0.12)	$(0.05)	$(0.17)	$10.63	4.50%	$45,917	0.63%		0.86%	2.39%	1%
2013	11.03	0.27	(0.64)	(0.37)	(0.27)	(0.05)	(0.32)	10.34	(3.45)	41,827	0.63		0.85	2.45	18
2012	10.77	0.29	0.32	0.61	(0.29)	(0.06)	(0.35)	11.03	5.71	40,750	0.64		0.86	2.63	10
2011	10.83	0.31	(0.03)	0.28	(0.31)	(0.03)	(0.34)	10.77	2.72	39,102	0.63		0.86	2.93	17
2010	10.26	0.32	0.61	0.93	(0.32)	(0.04)	(0.36)	10.83	9.23	38,439	0.63		0.86	3.09	14
2009	9.99	0.35	0.30	0.65	(0.35)	(0.03)	(0.38)	10.26	6.67	33,578	0.63		0.86	3.51	20

88	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New Jersey Municipal Bond Fund
Class A
2014	$10.32	$0.12	$0.24	$0.36	$(0.12)	$(0.01)	$(0.13)	$10.55	3.54%	$91,916	0.60%	0.85%	2.36%	5%
2013	10.85	0.27	(0.49)	(0.22)	(0.27)	(0.04)	(0.31)	10.32	(2.15)	83,263	0.60	0.85	2.50	9
2012	10.65	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	10.85	4.83	76,595	0.61	0.86	2.81	16
2011	10.80	0.32	(0.12)	0.20	(0.32)	(0.03)	(0.35)	10.65	1.90	75,437	0.60	0.86	3.04	6
2010	10.31	0.33	0.49	0.82	(0.33)	—	(0.33)	10.80	8.06	79,941	0.60	0.86	3.12	12
2009	10.13	0.33	0.18	0.51	(0.33)	—	(0.33)	10.31	5.21	76,339	0.60	0.86	3.32	7
New York Municipal Bond Fund
Class A
2014	$10.48	$0.11	$0.25	$0.36	$(0.11)	$(0.03)	$(0.14)	$10.70	3.47%	$139,216	0.60%	0.85%	2.16%	2%
2013	11.05	0.24	(0.50)	(0.26)	(0.24)	(0.07)	(0.31)	10.48	(2.41)	124,463	0.60	0.85	2.23	13
2012	10.94	0.28	0.22	0.50	(0.28)	(0.11)	(0.39)	11.05	4.67	111,760	0.61	0.87	2.59	17
2011	11.08	0.32	(0.06)	0.26	(0.32)	(0.08)	(0.40)	10.94	2.42	103,395	0.60	0.86	2.95	18
2010	10.52	0.33	0.56	0.89	(0.33)	—	(0.33)	11.08	8.59	111,621	0.60	0.86	3.07	10
2009	10.37	0.35	0.19	0.54	(0.35)	(0.04)	(0.39)	10.52	5.33	100,387	0.60	0.86	3.40	10
Pennsylvania Municipal Bond Fund
Class A
2014	$10.45	$0.12	$0.22	$0.34	$(0.12)	$—	$(0.12)	$10.67	3.27%	$90,265	0.63%	0.83%	2.26%	1%
2013	10.98	0.27	(0.53)	(0.26)	(0.27)	—	(0.27)	10.45	(2.41)	76,703	0.63	0.83	2.51	9
2012	10.65	0.31	0.33	0.64	(0.31)	—	(0.31)	10.98	6.08	64,117	0.63	0.84	2.89	12
2011	10.71	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.65	2.70	59,344	0.63	0.84	3.17	14
2010	10.15	0.36	0.56	0.92	(0.36)	—	(0.36)	10.71	9.21	56,367	0.63	0.84	3.45	15
2009	10.25	0.38	(0.10)	0.28	(0.38)	—	(0.38)	10.15	2.88	47,932	0.63	0.92	3.79	15
Class B
2014	$10.45	$0.13	$0.23	$0.36	$(0.13)	$—	$(0.13)	$10.68	3.44%	$23,376	0.48%	0.88%	2.41%	1%
2013	10.99	0.29	(0.54)	(0.25)	(0.29)	—	(0.29)	10.45	(2.35)	23,902	0.48	0.88	2.66	9
2012	10.66	0.33	0.33	0.66	(0.33)	—	(0.33)	10.99	6.24	23,380	0.48	0.89	3.04	12
2011	10.72	0.35	(0.06)	0.29	(0.35)	—	(0.35)	10.66	2.85	22,116	0.48	0.89	3.33	14
2010	10.16	0.37	0.56	0.93	(0.37)	—	(0.37)	10.72	9.35	24,812	0.48	0.89	3.60	15
2009	10.25	0.39	(0.09)	0.30	(0.39)	—	(0.39)	10.16	3.11	25,946	0.48	0.97	3.92	15
Tax-Advantaged Income Fund
Class A
2014	$9.31	$0.19	$0.49	$0.68	$(0.19)	$(0.03)	$(0.22)	$9.77	7.41%	$659,712	0.86%	1.13%	4.10%	19%
2013	9.99	0.41	(0.69)	(0.28)	(0.40)	—	(0.40)	9.31	(3.04)	564,769	0.86	1.13	4.06	32
2012	9.19	0.44	0.79	1.23	(0.43)	—	(0.43)	9.99	13.72	429,335	0.87	1.14	4.61	13
2011	9.53	0.45	(0.35)	0.10	(0.44)	—	(0.44)	9.19	1.16	297,626	0.86	1.14	4.90	19
2010	8.59	0.46	0.93	1.39	(0.45)	—	(0.45)	9.53	16.51	212,409	0.86	1.13	4.98	18
2009	8.95	0.50	(0.37)††	0.13	(0.49)	—	(0.49)	8.59	2.34	161,118	0.86	1.13	6.45	16

(1)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3.
(2)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3. The Trust participated in the Treasury Guarantee Program for the Money Market Funds from September 18, 2008 through September 19, 2009.
(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.48%.
(4)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio for Class A, Class B and Class C would have been 0.37%, 0.64% and 0.81%, respectively.
*	Per share calculations were performed using average shares.
@	For the six-month period ended February 28, 2014. All ratios for the period have been annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 3.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	89

Notes to Financial Statements (Unaudited)

February 28, 2014

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds (“Funds”): the Tax Free and Institutional Tax Free Funds, (each a “Fund”, collectively “the Money Market Funds”), and the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund”, collectively “the Fixed Income Funds”). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. Currently, the Money Market Funds and the Fixed Income Funds have operational Class A shares, the Institutional Tax Free and Pennsylvania Municipal Bond Funds have operational Class B shares, and the Institutional Tax Free Fund has operational Class C shares.

The Trust’s prospectuses provide a description of each Fund’s investment goal and principal investment strategy. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2014, there were no fair valued securities in the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in

90	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stock, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the six-month period ended February 28, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended February 28, 2014, the Funds did not have transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended February 28, 2014, the Funds did not have transfers in or out of Level 3 assets and liabilities.

For the six-month period ended February 28, 2014, there were no Level 3 securities held by the Funds.

For the six-month period ended February 28, 2014, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2014, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Futures Contracts — To the extent consistent with its Investment Goal and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2014, if applicable.

Swap Agreements — To the extent consistent with its Investment Goal and Strategies, the Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. Refer to the Funds’ schedules of investments for details regarding swap contracts. At February 28, 2014, all swap agreements were considered to be interest rate risk.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	91

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2014

settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Tax-Advantaged Income Fund may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of exchange-traded financial derivative instruments of the Tax-Advantaged Income Fund as of February 28, 2014 ($ Thousands):

Cash of $3,091 has been pledged as collateral for exchange-traded financial derivative instruments as of February 28, 2014 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
	Centrally Cleared Swap	Total	Centrally Cleared Swap	Total
Total Exchange- Traded	$64	$64	$12	$12

Investment in Affiliated Registered Investment Company — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from Affiliated Investments in the Statement of Operations.

The following is a summary of the transactions with affiliates for the six-month period ended February 28, 2014 ($ Thousands):

SEI Tax Exempt Trust, Institutional Tax Free Fund
	Value 8/31/2013	Purchases at Cost	Proceeds from Sales	Value 2/28/2014	Dividend Income
Intermediate-Term Municipal Fund	$4,602	$113,980	$(107,209)	$11,373	$1
Short Duration Municipal Fund	1,437	109,375	(95,394)	15,418	1
California Municipal Bond Fund	2,546	31,545	(29,718)	4,373	—
Massachusetts Municipal Bond Fund	289	4,258	(4,455)	92	—
New Jersey Municipal Bond Fund	3,215	12,670	(14,698)	1,187	—
New York Municipal Bond Fund	3,062	15,617	(16,914)	1,765	—
Pennsylvania Municipal Bond Fund	1,987	15,706	(14,096)	3,597	—
Tax-Advantaged Income Fund	8,691	69,943	(66,141)	12,493	1

92	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Fixed Income Funds may charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specific dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Intermediate-Term Municipal Fund	$25,000	0.50%
Short Duration Municipal Fund	25,000	0.50
California Municipal Bond Fund	10,000	0.50
Massachusetts Municipal Bond Fund	10,000	0.50
New Jersey Municipal Bond Fund	10,000	0.50
New York Municipal Bond Fund	10,000	0.50
Pennsylvania Municipal Bond Fund	10,000	0.50
Tax-Advantaged Income Fund	10,000	0.50

For the six-month period ended February 28, 2014, the Fixed Income Funds did not charge any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Fixed Income Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. In connection with serving as Adviser to the Money Market Funds, SIMC is entitled to a tiered fee, which is calculated daily and paid monthly, based on the combined assets of the Money Market Funds. The annual fee received by SIMC for the Money Market Funds is paid to the sub-advisers of the Money Market Funds in accordance with the sub-advisory agreements. Accordingly, SIMC does not retain a fee for its services as Adviser to the Money Market Funds.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	93

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2014

The following is a summary of annual fees payable to the Adviser, Administrator and/or Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Voluntary Expense Limitations(2)
Tax Free Fund Class A	0.05	%(1)	0.36%	0.25%	—	0.45%
Institutional Tax Free Fund Class A	0.05	%(1)	0.36%	0.25%	—	0.33%
Class B	0.05	%(1)	0.36%	0.25%	0.05%	0.63%
Class C	0.05	%(1)	0.36%	0.25%	0.25%	0.83%
Intermediate-Term Municipal Fund Class A	0.33%		0.24%	0.25%	—	0.63%
Short Duration Municipal Fund Class A	0.33%		0.24%	0.25%	—	0.63%
California Municipal Bond Fund Class A	0.33%		0.24%	0.25%	—	0.60%
Massachusetts Municipal Bond Fund Class A	0.33%		0.24%	0.25%	—	0.63%
New Jersey Municipal Bond Fund Class A	0.33%		0.24%	0.25%	—	0.60%
New York Municipal Bond Fund Class A	0.33%		0.24%	0.25%	—	0.60%
Pennsylvania Municipal Bond Fund Class A	0.35%		0.20%	0.25%	—	0.63%
Class B	0.35%		0.20%	0.25%	0.05%	0.48%
Tax-Advantaged Income Fund Class A	0.50%		0.35%	0.25%	—	0.86%

(1)	The Adviser receives an annual fee equal to 0.05% on the first $500 million of net assets, 0.04% for the next $500 million and 0.03% of net assets in excess of $1 billion. The fee is calculated based on the combined assets of the Tax Free and Institutional Tax Free Funds.
(2)	Represents a voluntary cap that may be discontinued at any time.

The Administrator and/or Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to ensure the one-day net income yield of the Funds is not less than 0.01% of the Funds’ average daily net assets. The waiver is voluntary and can be terminated by the Funds’ Administrator and/or Distributor at any time. The following table shows the waivers by class for the six-month period ended February 28, 2014:

	Administration Fee Waiver ($ Thousands)	Administrative and Shareholder Servicing Fee Waiver ($ Thousands)
Tax Free Fund, Cl A	$1,570	$—
Institutional Tax Free Fund, Cl A	954	—
Institutional Tax Free Fund, Cl B	215	263
Institutional Tax Free Fund, Cl C	4	8

As of February 28, 2014, SIMC has entered into investment sub- advisory agreements with the following parties:

Investment Sub-Adviser
Tax Free Fund
BofA Advisors, LLC
Institutional Tax Free Fund
BofA Advisors, LLC

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers
Standish Mellon Asset Management Company, LLC
Short Duration Municipal Fund
Neuberger Berman Fixed Income, LLC
Wells Capital Management, Inc.
California Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Massachusetts Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
New Jersey Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
New York Municipal Bond Fund
Standish Mellon Asset Management
Pennsylvania Municipal Bond Fund
Standish Mellon Asset Management
Tax-Advantaged Income Fund
Pacific Investment Management Company, LLC
Spectrum Asset Management, Inc.

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

94	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Other — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC, a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2014 and for the six-month period then ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six-months ended February 28, 2014, were as follows:

	Intermediate- Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	California Municipal Bond Fund ($ Thousands)	Massachusetts Municipal Bond Fund ($ Thousands)
Purchases	$167,805	$142,668	$23,978	$3,692
Sales	76,851	75,600	8,233	531

	New Jersey Municipal Bond Fund ($ Thousands)	New York Municipal Bond Fund ($ Thousands)	Pennsylvania Municipal Bond Fund ($ Thousands)	Tax-Advantaged Income Fund ($ Thousands)
Purchases	$13,544	$13,912	$11,113	$142,800
Sales	4,141	2,411	1,371	94,724

The Tax-Advantaged Income Fund had purchases and sales of U.S. Government securities during the six-months ended February 28, 2014. The cost of security purchases and the proceeds from the sale of U.S. Government securities were $10,512 ($ Thousands) and $6,703 ($ Thousands), respectively.

5. CONCENTRATIONS/RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value a Fund’s securities.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Fund.

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	95

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2014

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Tax Free Fund	2013	$66	$—	$—	$66
	2012	56	—	—	56
Institutional Tax Free Fund	2013	200	—	—	200
	2012	272	63	8	343
Intermediate-Term Municipal Fund	2013	28,285	11	—	28,296
	2012	28,622	23	—	28,645
Short Duration Municipal Fund	2013	5,806	4	—	5,810
	2012	7,628	48	37	7,713
California Municipal Bond Fund	2013	4,868	—	1,293	6,161
	2012	4,943	2	—	4,945
Massachusetts Municipal Bond Fund	2013	1,019	12	191	1,222
	2012	1,032	8	193	1,233
New Jersey Municipal Bond Fund	2013	1,991	—	260	2,251
	2012	2,111	—	42	2,153
New York Municipal Bond Fund	2013	2,631	58	660	3,349
	2012	2,758	4	984	3,746
Pennsylvania Municipal Bond Fund	2013	2,408	14	—	2,422
	2012	2,430	2	—	2,432
Tax-Advantaged Income Fund	2013	14,278	6,198	—	20,476
	2012	10,214	5,733	—	15,947

As of August 31, 2013 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tax Free Fund	$6	$4	$—	$—	$—	$—	$(6)	$4
Institutional Tax Free Fund	17	6	25	—	—	—	(15)	33
Intermediate-Term Municipal Fund	2,653	—	—	(972)	—	12,491	(2,625)	11,547
Short Duration Municipal Fund	426	—	—	(717)	(234)	(1,388)	(403)	(2,316)
California Municipal Bond Fund	397	—	1,167	—	—	2,092	(397)	3,259
Massachusetts Municipal Bond Fund	89	—	183	—	—	941	(87)	1,126
New Jersey Municipal Bond Fund	171	—	80	—	—	1,947	(168)	2,030
New York Municipal Bond Fund	236	—	330	—	—	1,333	(231)	1,668
Pennsylvania Municipal Bond Fund	209	—	—	(1,262)	—	1,089	(205)	(169)
Tax-Advantaged Income Fund	401	—	1,894	—	—	(5,842)	(2,093)	(5,640)

Post-October losses represent losses realized on investment transactions from November 1, 2012 through August 31, 2013, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

96	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

For tax purposes, the losses in the Funds, incurred in taxable years beginning before December 22, 2010 can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2020 ($ Thousands)	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Total Capital Loss Carryforward 8/31/2013 ($ Thousands)
Intermediate-Term Municipal Fund	$—	$—	$972	$—	$—	$—	$—	$972
Pennsylvania Municipal Bond Fund	—	—	1,262	—	—	—	—	1,262

During the year ended August 31, 2013, the following funds utilized capital loss carryforwards to offset realized capital gains.

Amount ($ Thousands)
Intermediate-Term Municipal Fund	5,739
Pennsylvania Municipal Bond Fund	72
Tax-Advantaged Income Fund	554

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforward 8/31/2013 ($ Thousands)
Short Duration Municipal Fund	393	$324	$717

At February 28, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,145,259	$59,338	$(6,530)	$52,808
Short Duration Municipal Fund	1,063,472	3,162	(1,262)	1,900
California Municipal Bond Fund	218,904	10,600	(1,433)	9,167
Massachusetts Municipal Bond Fund	43,207	2,596	(236)	2,360
New Jersey Municipal Bond Fund	87,522	4,032	(238)	3,794
New York Municipal Bond Fund	134,246	5,205	(878)	4,327
Pennsylvania Municipal Bond Fund	108,980	4,523	(1,070)	3,453
Tax-Advantaged Income Fund	622,034	37,171	(6,956)	30,215

At February 28, 2014, the cost of securities held by the Money Market Funds for Federal income tax purposes approximates the cost located in the Schedule of Investments.

7. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund		Intermediate-Term Municipal Fund
	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013
Shares Issued and Redeemed:

Class A:
Proceeds from Shares Issued	3,099,485	5,066,729	1,519,952	3,566,840	19,035	28,611
Reinvestments of Dividends & Distributions	40	63	45	74	1,221	2,129
Cost of Shares Redeemed	(2,772,288)	(4,931,125)	(1,468,109)	(3,587,018)	(11,454)	(20,100)
Total Class A Transactions	327,237	135,667	51,888	(20,104)	8,802	10,640
Class B:
Proceeds from Shares Issued	N/A	N/A	252,703	633,705	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	14	22	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(246,113)	(625,600)	N/A	N/A
Total Class B Transactions	N/A	N/A	6,604	8,127	N/A	N/A

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	97

Notes to Financial Statements (Unaudited) (Concluded)

February 28, 2014

	Tax Free Fund		Institutional Tax Free Fund		Intermediate-Term Municipal Fund
	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013
Class C:
Proceeds from Shares Issued	N/A	N/A	8,501	24,433	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	—	—	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(10,270)	(23,931)	N/A	N/A
Total Class C Transactions	N/A	N/A	(1,769)	502	N/A	N/A
Increase (Decrease) in Share Transactions	327,237	135,667	56,723	(11,475)	8,802	10,640

N/A — Not applicable. Share classes currently not offered

	Short Duration Municipal Fund		California Municipal Bond Fund		Massachusetts Municipal Bond Fund
	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013
Shares Issued and Redeemed:

Class A:
Proceeds from Shares Issued	25,008	56,900	3,735	7,239	464	926
Reinvestments of Dividends & Distributions	267	496	319	496	61	101
Cost of Shares Redeemed	(20,458)	(32,628)	(2,436)	(3,783)	(250)	(679)
Total Class A Transactions	4,817	24,768	1,618	3,952	275	348
Increase in Share Transactions	4,817	24,768	1,618	3,952	275	348

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013	09/01/13 to 02/28/14	2013
Shares Issued and Redeemed:

Class A:
Proceeds from Shares Issued	1,331	2,228	1,800	3,214	1,850	2,438	15,154	27,707
Reinvestments of Dividends & Distributions	100	197	148	275	80	141	1,258	1,731
Cost of Shares Redeemed	(782)	(1,417)	(808)	(1,731)	(812)	(1,077)	(9,600)	(11,713)
Total Class A Transactions	649	1,008	1,140	1,758	1,118	1,502	6,812	17,725
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A	124	448	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	N/A	N/A	3	7	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	(224)	(297)	N/A	N/A
Total Class B Transactions	N/A	N/A	N/A	N/A	(97)	158	N/A	N/A
Increase in Share Transactions	649	1,008	1,140	1,758	1,021	1,660	6,812	17,725

N/A — Not applicable. Share classes currently not offered

8. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of February 28, 2014.

98	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

99	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

SEI TAX EXEMPT TRUST — February 28, 2014

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratios	Expenses Paid During Period*
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.08%	$0.40
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.08%	$0.40
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.08%	$0.40
Class B	1,000.00	1,000.10	0.08	0.40
Class C	1,000.00	1,000.10	0.08	0.40
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.08%	$0.40
Class B	1,000.00	1,024.40	0.08	0.40
Class C	1,000.00	1,024.40	0.08	0.40
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,047.60	0.63%	$3.20
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,006.10	0.63%	$3.13
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,046.10	0.60%	$3.04
Hypothetical 5% Return
Class A	$1,000.00	$1,021.82	0.60%	$3.01

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratios	Expenses Paid During Period*
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,045.00	0.63%	$3.19
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,035.40	0.60%	$3.03
Hypothetical 5% Return
Class A	$1,000.00	$1,021.82	0.60%	$3.01
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,034.70	0.60%	$3.03
Hypothetical 5% Return
Class A	$1,000.00	$1,021.82	0.60%	$3.01
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,032.70	0.63%	$3.18
Class B	1,000.00	1,034.40	0.48	2.42
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
Class B	1,000.00	1,022.41	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,074.10	0.86%	$4.42
Hypothetical 5% Return
Class A	$1,000.00	$1,020.53	0.86%	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

100	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to approve new and terminate or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

At the December 10-11, 2013, meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved an Investment Advisory Agreement and approved the selection of one Sub-Adviser with respect to two Funds. The renewal, termination or approval of other Investment Advisory Agreements occurred or will occur at other meetings of the

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	101

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)(Continued)

Board of Trustees, which will be discussed in subsequent shareholder reports. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•

the nature, extent and quality of the services to be provided to the Funds under the Investment Advisory Agreement, including the resources the Sub-Adviser and its affiliates would dedicate to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under the Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the Sub-Adviser to the Funds and the resources the Sub-Adviser and its affiliates would dedicate to the Funds. In this regard, the Trustees evaluated, among other things, the Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of the Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Adviser to the Funds and the resources of the Sub-Adviser and its affiliates dedicated to the Funds supported approval of the Investment Advisory Agreement.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to approve the Investment Advisory Agreement. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported approval of the Investment Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreement, the Trustees considered the rate of compensation called for by the Investment Advisory Agreement and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval of the Investment Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Adviser and their affiliates. The Trustees found that profitability was reasonable. When considering the profitability of the Sub-Adviser, the Board took into account the fact that the Sub- Adviser would be compensated by SIMC and not by the Funds directly, and such compensation with respect to the Sub-Adviser would reflect an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the

102	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014

context of its full deliberations, the expected profitability of each of SIMC and the Sub-Adviser was reasonable and supported approval of the Investment Advisory Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreement and concluded that the compensation under the Investment Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2014	103

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

SEI-F-090 (2/14)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(a)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 5, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 5, 2014